SEC File Nos.
        811-1880
        2-33371


                       SECURITIES AND EXCHANGE COMMISSION
                          Washington, D. C. 20549

                                   FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       Post-Effective Amendment No. 49  (X)
                                      and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                             Amendment No. 30   (X)

                         THE INCOME FUND OF AMERICA, INC.
                (Exact name of registrant as specified in charter)
P.O. Box 7650, One Market, Steuart Tower, San Francisco, California 94120
             (Address of principal executive offices) (Zip Code)
    Registrant's Telephone Number, Including Area Code:  (415) 421-9360

                                 Patrick F. Quan
                                    Secretary
                         The Income Fund of America, Inc.
                     P.O. Box 7650, One Market, Steuart Tower
                        San Francisco, California 94120
                    (Name and address of agent for service)
                                    Copy to:
                            Robert E. Carlson, Esq.
                   Paul, Hastings, Janofsky & Walker, LLP
                          555 South Flower Street
                      Los Angeles, California 90071

                    The Registrant has filed a declaration
                          pursuant to Rule 24f-2.  On
                   September 26, 1997, it filed its 24f-2
                          Notice for fiscal 1997.

                 Approximate date of proposed public offering:
                   [X] It is proposed that this filing will
                     become effective on October 1, 1998
                    pursuant to paragraph (a) of Rule 485.



                        THE INCOME FUND OF AMERICA, INC.
                             Cross Reference Sheet

                                                                               Captions in
Item Number                                                                    Prospectus
of Part "A"                                                                      (Part "A")
of Form N-1A
 1.                  Front and Back Cover Pages                                Front and Back Cover
                                                                               Pages
 2.                  Risk/Return Summary:  Investments, Risks, and             Risk/Return Summary
                     Performance
 3.                  Risk/Return Summary:  Fee Table                           Risk/Return Summary
 4.                  Investment Objectives, Principal Strategies, and          Investment Objective,
                     Related Risks
                                                                               Strategies and Risks
 5.                  Management's Discussion of Fund Performance               N/A
 6.                  Management, Organization, and Capital Structure           Management and
                                                                               Organization
 7.                  Shareholder Information                                   Shareholder
                                                                               Information
 8.                  Distribution Arrangements                                 Shareholder

 9.                  Financial Highlights Information                          Financial Highlights


                                                                               Captions in Statement
Item Number                                                                    of Additional
of Part "B"                                                                    Information
of Form N-1A                                                                         (Part "B")

 10.                 Cover Page and Table of Contents                          Cover Page and Table
                                                                               of Contents
 11.                 Fund History                                              Fund Organization
                                                                               and Voting Rights
 12.                 Description of the Fund and Its Investments and           Fund Organization
                     Risks
                                                                               and Voting Rights;
                                                                               Fund Policies and
                                                                               Investment
                                                                               Restrictions;
                                                                               Description of Certain
                                                                               Securities and
                                                                               Investment Techniques
 13.                 Management of the Fund                                    Management;
                                                                               Fund Officers and
                                                                               Directors
 14.                 Control Persons and Principal Holders of Securities       N/A
 15.                 Investment Advisory and Other Services                    Management; General
                                                                               Information; Fund
                                                                               Officers and Directors
 16.                 Brokerage Allocation and Other Practices                  Management;
                                                                               Execution of
                                                                               Portfolio Transactions
 17.                 Capital Stock and Other Securities                        None
 18.                 Purchase, Redemption and Pricing of Shares                Purchase of Shares;
                                                                               Redeeming Shares;
                                                                               Shareholder Account
                                                                               Services and
                                                                               Privileges; Purchasing
                                                                               Shares (Part "A");
                                                                               General Information
 19.                 Taxation of Fund                                          Dividends,
                                                                               Distributions and
                                                                               Federal Taxes
 20.                 Underwriters                                              Management;
                                                                               Management and
                                                                               Organization (Part "A")
 21.                 Calculation of Performance Data                           Investment Results
 22.                 Financial Statements                                      Financial Statements



Item in
Part "C"

23.              Exhibits
24. Persons Controlled by or Under Common Control with the Fund
25.              Indemnification
26.              Business and Other Connections of the Investment
                 Adviser
27.              Principal Underwriters
28.              Location of Accounts and Records
29.              Management Services
30.              Undertakings
                 Signature Page

                         The Income Fund of
                              America(r)



                              PROSPECTUS


                             OCTOBER 1, 1998

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT CONSIDERED THE MERITS OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                      THE INCOME FUND OF AMERICA, INC.
                               One Market
                       Steuart Tower, Suite 1800
                         San Francisco, CA 94105

TICKER SYMBOL: AMECX
NEWSPAPER ABBREV.: Inco
FUND NO.: 06



TABLE OF CONTENTS

Risk/Return Summary
Fees and Expenses
Investment Objective, Strategies and Risks
Important Recent Developments
Management and Organization
Shareholder Information
Distribution Arrangements
Financial Highlights

RISK/RETURN SUMMARY

The fund seeks to provide you with current income and secondarily, to make your investment grow by investing primarily in a broad range of income-producing securities, including stocks and bonds.

The fund is suited for investors seeking current income and capital appreciation through a mix of investments that generally provide price stability.

The value of your investment may decline in response to certain events including those directly involving issuers of securities held in the fund's portfolio, adverse conditions affecting the general economy, or overall market declines. In addition, the value of bonds in the fund's portfolio generally will decline when interest rates rise. Accordingly, you may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other entity or person.

INVESTMENT RESULTS

The fund calculates its results in the following ways:

- TOTAL RETURN is the change in value of an investment in the fund over a given period, assuming reinvestment of any dividends and capital gain distributions.

- YIELD generally reflects the income return on the fund's investments based on the current portfolio as calculated by a formula mandated by the Securities and Exchange Commission. Yield is computed by dividing the net investment income per share earned by the fund over a given period of time by the maximum offering price per share on the last day of the period. A yield calculated using this formula may be different than the income actually paid to shareholders.

- DISTRIBUTION RATE reflects dividends that were paid by the fund. The distribution rate is calculated by dividing the dividends paid by the fund's price for the 12 month period.

The following information illustrates how the fund's results fluctuate:

For periods ended December 31, 1997:

Average Annual        The fund at        The fund at     Bond Index/3/    S&P 500/4/
Total Return/1/       net asset value/1/ at maximum
                                         sales charge
                                         /1,2/

One Year              xx.xx%             xx.xx%          xx.xx%           xx.xx%
Five Years            xx.xx%             xx.xx%          xx.xx%           xx.xx%
Ten Years             xx.xx%             xx.xx%          xx.xx%           xx.xx%
Lifetime/5/           xx.xx%             xx.xx%          xx.xx%/6/        xx.xx%


SEC Yield/1,2/: x.xx%

Distribution Rate/2/:  x.xx%

(For current yield and distribution rate information please call, 1-800-421-9900)

/1/ THESE FUND RESULTS WERE CALCULATED ACCORDING TO A STANDARD FORMULA THAT IS REQUIRED FOR ALL STOCK AND BOND FUNDS.

/2/ INCLUDES THE MAXIMUM SALES CHARGE.

/3/ LEHMAN BROTHERS AGGREGATE BOND INDEX REPRESENTS INVESTMENT GRADE DEBT. THIS INDEX IS UNMANAGED AND DOES NOT REFLECT SALES CHARGES, COMMISSIONS OR EXPENSES.

/4/ THE STANDARD & POOR'S 500 INDEX REPRESENTS STOCKS. THIS INDEX IS UNMANAGED AND DOES NOT REFLECT SALES CHARGES, COMMISSIONS OR EXPENSES.

/5/ FOR THE PERIOD BEGINNING DECEMBER 1, 1973 (WHEN CAPITAL RESEARCH AND MANAGEMENT COMPANY BECAME THE FUND'S INVESTMENT ADVISER).

/6/ FROM DECEMBER 1, 1973 THROUGH DECEMBER 31, 1975, THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX WAS USED BECAUSE THE LEHMAN BROTHERS AGGREGATE BOND INDEX DID NOT YET EXIST.

 Here are the fund's results calculated without a sales charge on a calendar year basis. (If a sales charge were included, results would be lower.)

                             [GRAPH APPEARS HERE]


1987 -  0.72
1988 - 14.79
1989 - 22.99
1990 - -3.03
1991 - 23.78
1992 - 12.03
1993 - 14.01
1994 - -2.50
1995 - 29.08
1996 - 15.23


The fund's year-to-date return for the period ending June 30, 1998 was __%.

The fund's highest/lowest quarterly results during this time period were:

- Highest  xx.xx%  (quarter ended xx, 19xx)
- Lowest   xx.xx%  (quarter ended xx, 19xx)

                             [GRAPH APPEARS HERE]

                          The Fund's Dividend Rates
             as Compared with the Dividend Rates of the S&P 500/1/

              Dividend Rate (percent)
Period        IFA            S&P 500
--------      -----------------------
7/31/87       6.70           2.67
7/31/88       6.84           3.27
7/31/89       6.67           3.04
7/31/90       7.07           3.31
7/31/91       7.09           3.11
7/31/92       6.05           2.89
7/31/93       6.19           2.79
7/31/94       6.06           2.80
7/31/95       5.55           2.41
7/31/96       5.19           2.28
7/31/97       4.74           1.61


Past results are not an indication of future results.

FEES AND EXPENSES OF THE FUND

The following describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum sales charge imposed on purchases
 (as a percentage of offering price)      5.75%

Sales charges are reduced or eliminated for larger purchases. There is no sales charge on reinvested dividends, and no deferred sales charge or redemption or exchange fees. A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following any purchases you made without a sales charge.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)

Management Fees                                                   xx.xx%
Service (12b-1) Fees                                              xx.xx%*
Other Expenses                                                    xx.xx%
  ____________________                                 xx.xx%
  ____________________                                 xx.xx%
  ____________________                                 xx.xx%
Total Annual Fund Operating Expenses                              xx.xx%

*12B-1 EXPENSES MAY NOT EXCEED 0.25% OF THE FUND'S AVERAGE NET ASSETS ANNUALLY.


EXAMPLE

This Example is intended to help you compare the costs of investing in various funds.

The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year                                          $xx
Three years                                       $xx
Five years                                        $xx
Ten years                                         $xx

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

The fund's investment objective is to emphasize current income while secondarily striving for capital growth. Normally, the fund invests primarily in income-producing securities. These include equity securities such as dividend-paying common stocks and debt securities such as interest-paying bonds. However, the fund may temporarily invest in securities of any type in response to unfavorable market conditions (which would prevent the fund from achieving its investment objective).

Your investment may be affected by adverse market conditions and other factors. The prices of the equity securities held by the fund may decline in response to certain events including those directly involving the issuers of these securities, adverse conditions affecting the general economy, or overall market declines. The value of debt securities held by the fund generally will decline when interest rates rise. In addition, the value of these securities may be impacted by their effective maturities and credit ratings.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek fundamental values at reasonable prices.

The following chart illustrates the asset mix of the fund's investment portfolio as of the end of the fund's fiscal year.

[PIE CHART]

FIVE LARGEST INDUSTRIES IN EQUITY HOLDING              Percent of Net Assets

TEN LARGEST EQUITY HOLDINGS

BOND HOLDINGS BY QUALITY CATEGORY

Because the fund is actively managed, its holdings will change from time to time.


IMPORTANT RECENT DEVELOPMENTS

YEAR 2000

The date-related computer issue known as the "Year 2000 problem" could have an adverse impact on the quality of services provided to the fund and its shareholders. However, the fund understands that its key service providers--including the investment adviser and its affiliates--are taking steps to address the issue. In addition, the Year 2000 problem may adversely affect the issuers in which the fund invests. For example, issuers may incur substantial costs to address the problem. They may also suffer losses caused by corporate and governmental data processing errors. The fund and its investment adviser will continue to monitor developments relating to this issue.

EURO INTRODUCTION

On January 1, 1999, the European Union will introduce a single European currency, the Euro. The first group of countries that will begin to convert their currencies to the Euro include Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain. The expected introduction of the Euro present unique uncertainties, including: whether the payment and operational systems of banks and other financial institutions will be ready by the scheduled launch date; the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the Euro; and the creation of suitable clearing and settlement payment systems for the new currency. These or other factors, including political and economic risks, could cause market disruptions before or after the introduction of the Euro. The fund understandings that the investment adviser and other key service providers are taking steps to address Euro-related issues.

MANAGEMENT AND ORGANIZATION

INVESTMENT ADVISER
Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is indicated earlier under "Fees and Expenses of the Fund."

Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the May 9, 1994 report issued by the Investment Company Institute's Advisory Group on Personal Investment. This policy has also been incorporated into the fund's code of ethics.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this system the portfolio of a fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested (within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee). In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for The Income Fund of America are listed on the following page.

                                                                       YEARS OF EXPERIENCE AS
                                                                      INVESTMENT PROFESSIONAL
                                                                           (APPROXIMATE)
                                                                      ------------------------
                                            YEARS OF EXPERIENCE
                                           AS PORTFOLIO COUNSELOR     WITH CAPITAL
                                        (AND RESEARCH PROFESSIONAL,   RESEARCH AND
PORTFOLIO COUNSELORS                       IF APPLICABLE) FOR THE      MANAGEMENT
FOR THE INCOME FUND                     INCOME FUND OF AMERICA, INC.   COMPANY OR
  OF AMERICA, INC.    PRIMARY TITLE(S)          (APPROXIMATE)        ITS AFFILIATES TOTAL YEARS
-----------------------------------------------------------------------------------------------
STEPHEN               Senior Vice       13 years (in                 25 years       31 years
E.                    President         addition to 11
BEPLER                of the fund.      years as a
                      Senior Vice       research
                      President,        professional
                      Capital           prior to
                      Research          becoming a
                      Company*          portfolio
                                        counselor for
                                        the fund)
---------------------------------------------------------------------------------------------
ABNER D.              Senior Vice       24 years                     30 years       45 years
GOLDSTINE             President
                      of the fund.
                      Senior Vice
                      President and
                      Director,
                      Capital
                      Research and
                      Management
                      Company
---------------------------------------------------------------------------------------------
GREGG E.              Vice President,   8 years (in                  24 years       24 years
IRELAND               Capital           addition to
                      Research and      5 years as a
                      Management        research
                      Company           professional
                                        prior to
                                        becoming a
                                        portfolio
                                        counselor for
                                        the fund)
---------------------------------------------------------------------------------------------
JANET A.              President of      4 years (in                  15 years       21 years
MCKINLEY              the fund.         addition to
                      Director,         8 years as a
                      Capital           research
                      Research and      professional
                      Management        prior to
                      Company; Senior   becoming a
                      Vice President,   portfolio
                      Capital           counselor for
                      Research          the fund)
                      Company*
---------------------------------------------------------------------------------------------
DINA N.               Vice President    5 years                      6 years        31 years
PERRY                 of the fund.
                      Vice President,
                      Capital
                      Research and
                      Management
                      Company
---------------------------------------------------------------------------------------------
RICHARD               Senior Vice       19 years                     20 years       31 years
T.                    President
SCHOTTE               of the fund.
                      Senior Vice
                      President,
                      Capital
                      Research and
                      Management
                      Company
---------------------------------------------------------------------------------------------
JOHN H.               Vice President    5 years                      14 years       15 years
SMET                  of the fund.
                      Vice President,
                      Capital
                      Research and
                      Management
                      Company
---------------------------------------------------------------------------------------------

 *Company affiliated with Capital Research and Management Company.

 SHAREHOLDER INFORMATION

American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services are available only in states where they may be legally offered and may be terminated or modified at any time upon 60 days written notice. For your convenience, American Funds Service Company has four service centers across the country.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS

                     CALL TOLL-FREE FROM ANYWHERE IN THE U.S.
                            (8 A.M. TO 8 P.M. ET):
                                800/421-0180

                            [MAP OF UNITED STATES]

WESTERN SERVICE CENTER
American Funds
Service Company
P.O. Box 2205
Brea, California
92822-2205
Fax: 714/671-7080

WESTERN CENTRAL
SERVICE CENTER
American Funds
Service Company
P.O. Box 659522
San Antonio, Texas
78265-9522
Fax: 210/530-4050

EASTERN CENTRAL
SERVICE CENTER
American Funds
Service Company
P.O. Box 6007
Indianapolis, Indiana
46206-6007
Fax: 317/735-6620

EASTERN SERVCE CENTER
American Funds
Service Company
P.O. Box 2280
Norfolk, Virginia
23501-2280
Fax: 804/670-4773

A COMPLETE DESCRIPTION OF THE SERVICES WE OFFER ARE DESCRIBED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION. In addition, an easy-to-read guide to owning a fund in The American Funds Group titled "Welcome to the Family" is sent to new shareholders and is available by writing or calling American Funds Service Company.

You may invest in the fund through various retirement plans. However, some retirement plans or accounts held by investment dealers may not offer certain services. If you have any questions, please contact your plan administrator/trustee or dealer.

PURCHASE AND EXCHANGE OF SHARES

PURCHASE

Generally, you may open an account by contacting any investment dealer authorized to sell the fund's shares. You may purchase additional shares using various options described in the statement of additional information and "Welcome to the Family."

EXCHANGE

You may exchange your shares into other funds in The American Funds Group generally without a sales charge. Exchanges of shares from the money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. Exchanges have the same tax consequences as ordinary sales and purchases. See "Transactions by Telephone . . ." for information regarding electronic exchanges.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S PRINCIPAL UNDERWRITER, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. ALTHOUGH THERE IS CURRENTLY NO SPECIFIC LIMIT ON THE NUMBER OF EXCHANGES YOU CAN MAKE IN A PERIOD OF TIME, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND MAY TERMINATE THE EXCHANGE PRIVILEGE OF ANY INVESTOR WHOSE PATTERN OF EXCHANGE ACTIVITY THEY HAVE DETERMINED INVOLVES ACTUAL OR POTENTIAL HARM TO THE FUND.

INVESTMENT MINIMUMS

To establish an account       $1,000

 For a retirement plan account      $  250
 For a retirement plan account through payroll deduction   $    25

To add to an account        $    50

 For a retirement plan account through payroll deduction   $    25

SHARE PRICE

The fund calculates its share price, also called net asset value, as of 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. In calculating net asset value, market prices are used when available. If a market price for a particular security is not available, the fund will determine the appropriate price for the security.

Your shares will be purchased at the offering price, or sold at the net asset value, next determined after American Funds Service Company receives and accepts your request. The offering price is the net asset value plus a sales charge, if applicable.

SALES CHARGE

A sales charge may apply to your purchase. Your sales charge may be reduced for larger purchases as indicated below.

                                         Sales Charge as a
                                         Percentage of

Investment                               Offering    Net          Dealer
                                         Price       Amount       Concession
                                                     Invested     as % of
                                                                  Offering
                                                                  Price

Less than $50,000                        5.75%       6.10%        5.00%

$50,000 but less than $100,000           4.50%       4.71%        3.75%

$100,000 but less than $250,000          3.50%       3.63%        2.75%

$250,000 but less than $500,000          2.50%       2.56%        2.00%

$500,000 but less $1 million             2.00%       2.04%        1.60%

$1 million or more and certain           see         see below    see below
other investments described below        below


PURCHASES NOT SUBJECT TO SALES CHARGE

Investments of $1 million or more and investments made by employer-sponsored defined contribution-type plans with 100 or more eligible employees are sold with no initial sales charge. A 1% CONTINGENT DEFERRED SALES CHARGE MAY BE IMPOSED ON CERTAIN REDEMPTIONS BY THESE ACCOUNTS MADE WITHIN ONE YEAR OF PURCHASE. A dealer concession of up to 1% may be paid by the fund under its Plan of Distribution and/or by American Funds Distributors on investments made with no initial sales charge.

REDUCING YOUR SALES CHARGE

You and your immediate family may combine investments to reduce your sales charge. You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your sales charge using one or any combination of the methods described in the statement of additional information and "Welcome to the Family."

PLAN OF DISTRIBUTION

The fund has a Plan of Distribution or "12b-1 Plan" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. Up to 0.25% of average net assets is paid annually to qualified dealers for providing certain services pursuant to the fund's Plan of Distribution. The 12b-1 fee, as a percentage of average net assets, paid by the fund for the previous fiscal year is indicated earlier under "Fees and Expenses of the Fund." Since these fees are paid out of the fund's assets on an ongoing basis, over time they will increase the cost of an investment and may cost you more than paying higher initial sales charges.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may provide additional compensation to, or sponsor informational meetings for dealers as described in the statement of additional information.

HOW TO SELL SHARES

Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

  THROUGH YOUR DEALER (certain charges may apply)

- Shares held for you in your dealer's name must be sold through the dealer.

  WRITING TO AMERICAN FUNDS SERVICE COMPANY

- Requests must be signed by the registered shareholder(s)
- A signature guarantee is required if the redemption is:
--Over $50,000;
--Made payable to someone other than the registered shareholder(s); or --Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.
- Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE(R) OR AMERICAN FUNDSLINE ONLINE(SM):

- Redemptions by telephone or fax (including American FundsLine(r) and American FundsLine OnLine(sm)) are limited to $50,000 per shareholder each day
- Checks must be made payable to the registered shareholder
- Checks must be mailed to an address of record that has been used with the account for at least 10 days

TRANSACTIONS BY TELEPHONE, FAX, AMERICAN FUNDSLINE(R), OR AMERICAN FUNDSLINE ONLINE(sm)

Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax, or computer services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, the fund may be liable for losses due to unauthorized or fraudulent instructions.

DISTRIBUTION ARRANGEMENTS

DIVIDENDS AND DISTRIBUTIONS
The fund intends to distribute dividends to you, usually in March, June, September and December. Capital gains, if any, are usually distributed in December.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or any other fund in the American Funds Group or you may elect to receive them in cash.

TAX CONSEQUENCES

Dividends and capital gains are generally taxable whether they are reinvested or received in cash--unless you are exempt from taxation or entitled to tax deferral. Capital gains may be taxed at different rates depending on the length of time the fund holds its assets.

You must provide the fund with a certified correct taxpayer identification number (generally your Social Security Number) and certify that you are not subject to backup withholding. If you fail to do so, the IRS can require the fund to withhold 31% of your taxable distributions and redemptions. Federal law also requires the fund to withhold 30% of the applicable tax treaty rate from dividends paid to certain non-resident alien, non-US partnership and non-U.S. corporation shareholder accounts.

Please see the statement of additional information, "Welcome to the Family," and your tax adviser for further information.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's results for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, are included in the statement of additional information, which is available upon request.

                                Years ended July 31

                                1998      1997       1996       1995       1994

Net Asset Value, Beginning                $15.89     $14.92     $13.59     $14.47
of Period
INCOME FROM INVESTMENT
OPERATIONS:
Net Investment Income                     .86        .87        .85        .83
Net Gains or Losses on
Securities (both realized                 3.55       1.11       1.29       (.53)
and unrealized)
Total From Investment                     4.41       1.98       2.14       .30
Operations
LESS DISTRIBUTIONS:
Dividends (from net                       (.90)      (.83)      (.75)      (.83)
investment income)
Distributions (from                       (.81)      (.18)      (.06)      (.35)
capital gains)
Returns of Capital                        xx.xx      xx.xx      xx.xx      xx.xx
Total Distributions                       (1.71)     (1.01)     (.81)      (1.18)
Net Asset Value, End of                   $18.59     $15.89     $14.92     $13.59
Period
TOTAL RETURN                              29.28%     13.46%     16.42%     1.98%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period                 $18,814    $14,459    $12,290    $10,537
Ratio of Expenses to                      .61%       .62%       .65%       .63%
Average Net Assets
Ratio of Net Income to                    5.09%      5.56%      6.12%      5.92%
Average Net Assets
Portfolio Turnover Rate                   40.92%     37.77%     26.26%     26.42%



/1/  Excludes maximum sales charge of 5.75%.

For Shareholder         For Retirement Plan         For Dealer Services
Services                Services                    American Funds

American Funds          Call your employer or       Distributors
Service Company         plan administrator          800/421-9900 ext.11
800/421-0180


                            For 24-hour Information

American FundsLine(r)                  American Funds
800/352-3590                           Internet Web site
                                       http://www.americanfunds.com


Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

Multiple Translations

This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

OTHER FUND INFORMATION

Annual/Semi-Annual Report to Shareholders

Contains additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

Statement of Additional Information (SAI)

Contains more detailed information on all aspects of the fund, including the fund's financial statements.

A current SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The SAI and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room (1-800-SEC-0330) or on the SEC's Internet Web site at http://www.sec.gov.

Code of Ethics

Includes a description of the fund's personal investing policy.
To request a free copy of any of the documents above:

Call American Funds or          Write to the Secretary of the fund
Service Company                 P.O. Box 7650
800/421-0180   ext.1            San Francisco, CA  94120

Investment Company File No. 811-1880




                        THE INCOME FUND OF AMERICA, INC.
                                 Part B
                       Statement of Additional Information
                                OCTOBER 1, 1998

    This document is not a prospectus but should be read in conjunction with the current Prospectus of The Income Fund of America, Inc. (the fund or IFA) dated October 1, 1998. The Prospectus may be obtained from your investment dealer or financial planner or by writing to the fund at the following address:

                       THE INCOME FUND OF AMERICA, INC.
                            ATTENTION:  SECRETARY
                         ONE MARKET, STEUART TOWER
                              P.O. BOX 7650
                        SAN FRANCISCO, CA  94120


 Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them, and they should contact their employer for details.



                                Table of Contents

     Item                                                   Page No.

CERTAIN INVESTMENT LIMITATIONS                                2
DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES   3
FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS              8
FUND ORGANIZATION AND VOTING RIGHTS                           9
FUND OFFICERS AND DIRECTORS                                   11
MANAGEMENT                                                    15
DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES                    17
PURCHASE OF SHARES                                            20
SELLING SHARES                                                27
SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES                   28
EXECUTION OF PORTFOLIO TRANSACTIONS                           30
GENERAL INFORMATION                                           31
INVESTMENT RESULTS                                            32
DESCRIPTION OF BOND RATINGS                                   37
 FINANCIAL STATEMENTS                                       ATTACHED


                          CERTAIN INVESTMENT LIMITATIONS

The following limitations and guidelines are considered at the time of purchase, under normal market conditions, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


OBJECTIVE

- Portion of the fund that must be in income producing securities   65%

EQUITY SECURITIES

- Portion normally invested in equity securities      60%
(However, at times the fund may be substantially invested in equity or fixed-income securities (i.e., more than 60%) or may be solely invested in equity or fixed-income securities (i.e., 100%)).

DEBT SECURITIES

- Non-Investment grade straight debt (rated below BBB/Baa)    20%
- Debt rated below CC or Ca           0%
- Inverse floating rate notes        11/2%
- Reinsurance related notes and bonds            5%

SECURITIES SUBJECT TO RESTRICTIONS ON RESALE

- Illiquid securities - including all restricted securities unless determined
10%
 to be liquid under procedures adopted by the board of directors

SECURITIES OF ISSUERS DOMICILED OUTSIDE THE U.S.

- Equity securities of issuers domiciled outside the U.S. and not included 10% in the Standard & Poor's 500 Composite Index
- Fixed-income securities of issuers domiciled outside the U.S. - must be   10%
 U.S. dollar denominated


            Description of Certain Securities and Investment Techniques

EQUITY SECURITIES - The fund will invest in equity securities. Equity securities represent an ownership position in a company. These securities may include common stocks and securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions. The fund's results will be related to the overall market for these securities.


DEBT SECURITIES - The fund will invest in debt securities. Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality, and maturity. In general their prices decline when interest rates rise and vice versa.

    The fund may invest up to 20% of its assets in debt securities rated Ba and BB or below by Moody's Investors Service, Inc. or Standard & Poor's Corporation or in unrated securities that are determined to be of equivalent quality by Capital Research and Management Company, the fund's investment adviser. These securities are commonly known as "high-yield, high-risk" or "junk" bonds. High-yield, high-risk bonds are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated bonds, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly. It may be more difficult to dispose of, or to determine the value of, high-yield, high-risk bonds. The fund's high-yield, high-risk securities may be rated as low as Ca by Moody's or CC by S&P which are described by the rating agencies as "speculative in a high degree; often in default or [having] other marked shortcomings." See "Description of Bond Ratings" for a complete description of the bond ratings. The 20% limit does not apply to debt securities that have equity conversion or purchase rights.

    Certain risk factors relating to investing in below investment grade securities ("high-yield, high-risk bonds") are discussed below.

   Sensitivity to Interest Rate and Economic Changes - High-yield, high-risk bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers or issuers whose revenue is very sensitive to economic conditions may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaults on its obligations to pay interest or principal or enters into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high-yield, high-risk bonds.

   Payment Expectations - High-yield, high-risk bonds, like other bonds, may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value is likely to decrease in a rising interest rate market, as is generally true with all bonds.

   Liquidity and Valuation - There may be little trading in the secondary market for particular bonds, which may affect adversely the fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield, high-risk bonds, especially in a thin market.

   The fund may invest no more than 20% of its total assets in securities rated BB and Ba or below (or unrated but considered of similar quality). The 20% limit shall not apply to debt securities that have equity conversion or purchase rights. In addition, the fund has no current intention of holding more than 25% of its assets in high-yield, high-risk bonds, INCLUDING those that have equity conversion or purchase rights.

    The fund's investment adviser, Capital Research and Management Company, attempts to reduce the fund's risks through diversification of the portfolio by credit analysis of each issuer as well as by monitoring broad economic trends and corporate developments, but there can be no assurance that it will be successful in doing so. The fund's investment policy with respect to investing in high-yield, high-risk securities is a "non-fundamental" policy and thus may be changed by the board of directors at any time.

    SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS - The fund may invest in securities that have a combination of equity and debt characteristics such as non-convertible preferred stocks and convertible securities. These securities may at times resemble equity more than debt and vice versa. Non-convertible preferred stocks are similar to debt in that they have a stated dividend rate like the coupon of a bond or note even though they are often classified as equity securities. The prices and yields of non-convertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.

    Bonds, preferred stocks, and other securities may sometimes be converted into shares of common stock or other securities at a stated exchange ratio. These securities prior to conversion pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics their value varies in response to many factors, including the value of the underlying equity, general market and economic conditions, convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.

 INFLATION-INDEXED BONDS - The fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities, or corporations. The principal value of this type of bond is periodically adjusted according to changes in the rate of inflation. The interest rate is generally fixed at issuance; however, interest payments are based on an inflation adjusted principal value. For example, in a period of falling inflation, principal value will be adjusted downward, reducing the interest payable.

 Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The fund may also invest in other bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

 REINSURANCE RELATED NOTES AND BONDS - The fund may invest up to 5% of its assets in reinsurance related notes and bonds. These instruments, which are typically issued by special purpose reinsurance companies, transfer an element of insurance risk to the note or bond holders. For example, the reinsurance company would not be required to repay all or a portion of the principal value of the notes or bonds if losses due to a catastrophic event under the policy (such as a major hurricane) exceed certain dollar thresholds. Consequently, the fund may lose the entire amount of its investment in such bonds or notes if such an event occurs and losses exceed certain dollar thresholds. In this instance, investors would have no recourse against the insurance company.
These instruments may be issued with fixed or variable interest rates and rated in a variety of credit quality categories by the rating agencies.

 INVERSE FLOATING RATE NOTES - The fund may invest to a very limited extent (no more than 11/2% of its assets) in inverse floating rate notes (a type of derivative instrument). These notes have rates that move in the opposite direction of prevailing interest rates. A change in prevailing interest rates will often result in a greater change in the instruments' interest rates. Therefore, these securities have a greater degree of volatility than other types of interest-bearing securities.

    SECURITIES SUBJECT TO RESTRICTIONS ON RESALE - The fund may purchase securities subject to restrictions on resale. All such securities whose principal trading market is in the U.S. will be considered illiquid unless they have been specifically determined to be liquid under procedures which have been adopted by the fund's board of directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

    PASS-THROUGH SECURITIES - The fund may invest in various debt obligations backed by a pool of mortgages or other assets including loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables, and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors. Pass-through securities may have either fixed or adjustable coupons. These securities include those discussed below. "Mortgage-backed securities" are issued both by U.S. government agencies, including the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corporation (FHLMC), and by private entities. The payment of interest and principal on securities issued by U.S. government agencies is guaranteed by the full faith and credit of the U.S. government (in the case of GNMA securities) or the issuer (in the case of FNMA and FHLMC securities). However, the guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

    Mortgage-backed securities issued by private entities are structured similarly to mortgage-backed securities issued by GNMA, FNMA, and FHLMC. These securities and the underlying mortgages are not guaranteed by government agencies. However, these securities generally are structured with one or more types of credit enhancement by a third party. Mortgage-backed securities permit borrowers to prepay their underlying mortgages. Prepayments by borrowers on underlying obligations can alter the effective maturity of these instruments.

    "Collateralized mortgage obligations" (CMOs) are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond at varying schedules resulting in bonds with different coupons, effective maturities, and sensitivities to interest rates. In fact, some CMOs may be structured in a way that when interest rates change the impact of changing prepayment rates on these securities' effective maturities is magnified.

    "Commercial mortgage-backed securities" are backed by mortgages of commercial property, such as hotels, office buildings, retail stores, hospitals, and other commercial buildings. These securities may have a lower prepayment risk than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.

    "Asset-backed securities" are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates, and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments which can change the bonds' effective maturities.

    Although the fund has no current intention to do so (at least during the next 12 months) the fund may also invest in real estate investment conduits which are issued in portions or tranches with varying maturities and characteristics; some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments
(POs); the values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages which will substantially reduce or eliminate interest payments. The fund does not intend to invest more than 5% of its assets in IOs and POs.

    U.S. GOVERNMENT SECURITIES - Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and (2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury.

    Certain securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve federal sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

     SECURITIES OF ISSUERS DOMICILED OUTSIDE THE U.S. - The fund may invest in securities of issuers domiciled outside the U.S. Up to 10% of the fund's assets may be invested in equity-type securities of non-U.S. issuers which are not included in the Standard & Poor's 500 Composite Index, and up to 10% may be invested in debt securities of non-U.S. issuers payable in U.S. dollars. Investing outside the U.S. involves special risks, particularly in certain developing countries, caused by, among other things: fluctuating currency values; differing accounting, auditing and financial reporting regulations and practices in some countries; changing local and regional economic, political, and social conditions; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of Capital Research and Management Company, investing outside the U.S. also can reduce certain portfolio risks due to greater diversification opportunities.</>

 Additional costs could be incurred in connection with the fund's investment activities outside the U.S. The fund can purchase and sell currencies to facilitate transactions in securities denominated in currencies other than the U.S. dollar. Brokerage commissions may be higher outside the U.S., and the fund may bear certain expenses in connection with currency transactions. Furthermore, increased custodian costs may be associated with the maintenance of assets in certain jurisdictions.



   CASH AND CASH EQUIVALENTS - They fund may invest in cash and cash equivalents. These securities include (1) commercial paper (short-term notes issued by corporations or governmental bodies), (2) commercial bank obligations (E.G., certificates of deposit (interest bearing time deposits), and bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity), (3) savings association and savings bank obligations (E.G., certificates of deposit issued by savings banks or savings associations), (4) securities of the U.S. Government, its agencies or instrumentalities that mature at the time of purchase, or may be redeemed, in one year or less, and (5) corporate bonds and notes that mature at the time of purchase, or that may be redeemed, in one year or less.

 CURRENCY TRANSACTIONS - The fund has the ability to enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of a currency against the U.S. dollar. The fund will segregate liquid assets which will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.

 Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions may also affect, for U.S. federal income tax purposes, the character and timing of income, gain or loss recognized by the fund.

 FORWARD COMMITMENTS - The fund may enter into commitments to purchase or sell securities at a future date. When a fund purchases such securities it assumes the risk of any decline in value of the security beginning on the date of the agreement. When a fund sells such securities it does not participate in further gains or losses with respect to such securities beginning on the date
of the agreement.   If the other party to such a transaction fails to deliver
or pay for the securities, the fund could miss a favorable price or yield opportunity or could experience a loss.

 As the fund's aggregate commitments under these transactions increase, the opportunity for leverage similarly may increase. The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it will have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.

 The fund also may enter into "roll" transactions, which consist of the sale of mortgage-backed securities or other securities together with a commitment to purchase similar, but not identical, securities at a future date. The fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations as of the time of the agreement. The fund intends to treat roll transactions as two separate transactions: one involving the purchase of a security and a separate transaction involving the sale of a security. Since the fund does not intend to enter into roll transactions for financing purposes, it may treat these transactions as not falling within the definition of "borrowing" set forth in Section 2(a)(23) of the Investment Company Act of 1940.
                              *         *       *

    TEMPORARY DEFENSIVE POLICY - The fund may temporarily invest, in response to unfavorable market conditions, solely in equity-type securities or solely in debt securities, cash or cash equivalents.

 PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders. Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. The fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year. Under normal circumstances, it is anticipated that portfolio turnover for common stocks in the fund's portfolio will not exceed 100% on an annual basis, and that portfolio turnover for other securities will not exceed 100% on an annual basis.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

 The fund has adopted certain fundamental policies and investment restrictions which cannot be changed without shareholder approval. Approval requires the affirmative vote of 67% or more of the voting securities present at a meeting of shareholders, provided more than 50% of such securities are represented at the meeting, or the vote of more than 50% of the outstanding voting securities, whichever is less.

The fund may not:

 1. Act as underwriter of securities issued by other persons.

 2. Invest more than 10% of the value of its total assets in securities that are illiquid.

 3. Borrow amounts in excess of 5% of its gross assets taken at cost or market value, whichever is lower, determined at the time of borrowing, and then only from banks as a temporary measure for extraordinary or emergency purposes; or pledge, mortgage, or hypothecate its assets taken at market value to any extent greater than 15% of its gross assets taken at cost or market value, whichever is lower, at the time of such action.

 4. Purchase real estate (including limited partnership interests but excluding securities of companies, such as real estate investment trusts, which deal in real estate or interests therein) or purchase oil, gas, or other mineral leases.

 5. Purchase or deal in commodities or commodity contracts.

 6. Make loans to other persons, except by making time or demand deposits with banks or by purchasing a portion of an issue (not prohibited by any investment restriction set forth herein) of bonds, debentures, commercial paper or other debt securities at original issue or otherwise.

 7. Purchase securities of any company for the purpose of exercising control or management.

 8. Purchase securities of any other managed investment company.

 9. Purchase any securities on "margin", except that it may obtain such short-term credit as may be necessary for the clearance of purchases of securities.

 10. Sell or contract to sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions.

 11. Purchase or sell puts, calls, straddles, or spreads, but this restriction shall not prevent the purchase or sale of rights represented by warrants or convertible securities.

 12. Purchase any securities of any issuer, except the U.S. Government (or its instrumentalities), if immediately after and as a result of such investment (1) the market value of the securities of such other issuer shall exceed 5% of the market value of the total assets of the fund, or (2) the fund shall own more than 10% of the outstanding voting securities of such issuer, provided that this restriction shall apply only as to 75% of the fund's total assets.

 13. Purchase any securities (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if immediately after and as a result of such purchase 25% or more of the market value of the total assets of the fund would be invested in securities of companies in any one industry.

 14. Purchase securities of companies (other than real estate investment trusts) which, with their predecessors, have a record of less than three years' continuous operations, if such purchase would cause more than 5% of the fund's total assets to be invested in the securities of such companies.

 For purposes of Investment Restriction #2, restricted securities are treated as illiquid by the fund, with the exception of those securities that have been determined to be liquid pursuant to procedures adopted by the fund's Board of Directors. Notwithstanding Investment Restriction #8, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by directors pursuant to an exemptive order granted by the Securities and Exchange Commission. In addition, the fund may not issue senior securities.
                        Fund Organization and Voting Rights

 The fund is an open-end, diversified management investment company. It was organized as a Delaware corporation in 1969 and reorganized as a Maryland Corporation in 1983.

    All fund operations are supervised by the fund's board of directors. The board meets periodically and performs duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described in "Directors and Director Compensation" below. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

    The fund does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose.
Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.


                          FUND OFFICERS AND DIRECTORS
                      DIRECTORS AND DIRECTOR COMPENSATION

NAME,              POSITION          PRINCIPAL              AGGREGATE               TOTAL             TOTAL
ADDRESS AND        WITH              OCCUPATION(S)          COMPENSATION            COMPENSATION FROM   NUMBER
AGE                REGISTRANT        DURING PAST            (INCLUDING              ALL FUNDS         OF FUND
                                     5 YEARS                VOLUNTARILY             MANAGED BY        BOARDS
                                     (POSITIONS             DEFERRED                CAPITAL           ON WHICH
                                     WITHIN THE             COMPENSATION/1/)        RESEARCH          DIRECTOR
                                     ORGANIZATIONS          FROM THE FUND           AND               SERVES/3/
                                     LISTED MAY HAVE        DURING FISCAL           MANAGEMENT
                                     CHANGED DURING         YEAR ENDED              COMPANY
                                     THIS PERIOD)           7/31/98                 FOR THE
                                                                                    YEAR ENDED
                                                                                    7/31/98/2/

Robert A.          Director          President and          $ ______/4/             $_______/4/       5
Fox                                  Chief Executive
P.O. Box 457                         Officer, Foster
1000 Davis                           Farms; former
Street                               President,
Livingston,                          Revlon
CA 95334                             International
Age: 60

Roberta L.         Director          Consultant;            $ ______                $ ______          3
Hazard                               Rear Admiral,
1419 Audmar                          United
Drive                                States Navy
McLean, VA                           (Retired)
22101
Age: 62

Leonade D.         Director          Former                 $ ______/4/             $_______/4/       5
Jones                                Treasurer, The
1536 Los                             Washington
Montes Drive                         Post Company
Burlingame,
CA 94010
Age: 49

John G.            Director          The IBJ                $ ______/4/             $______/4/        7
McDonald                             Professor of
Stanford                             Finance,
University                           Graduate School
Stanford, CA                         of Business,
94305                                Stanford
Age: 60                              University

+Janet A.          President         Director,              None/5/                 None/5/           1
McKinley           and               Capital
630 Fifth          Director          Research and
Avenue                               Management
New York, NY                         Company; Senior
10111                                Vice President,
Age: 42                              Capital
                                     Research
                                     Company

+James W.          Director          Senior Partner,        None/5/                 None/5/           8
Ratzlaff                             The Capital
P.O. Box                             Group
7650                                 Partners L.P.
San
Francisco,
CA 94120
Age: 61

Henry E.           Director          President, Keck        $ ______/4/             $_______/4/       5
Riggs                                Graduate
1263 North                           Institute of
Dartmouth                            Applied Life
Claremont,                           Sciences;
CA 91711                             former
Age: 62                              President and
                                     Professor of
                                     Engineering,
                                     Harvey Mudd
                                     College

+Walter P.         Chairman of       Chairman,              None/5/                 None/5/           8
Stern              the Board         Capital Group
630 Fifth                            International,
Avenue                               Inc.; Vice
New York, NY                         Chairman,
10111                                Capital
Age: 69                              Research
                                     International;
                                     Chairman,
                                     Capital
                                     International,
                                     Inc.; Director,
                                     Temple-Inland
                                     Inc. (forest
                                     products)

Patricia K.        Director          Private                $ ______                $ ______          5
Woolf                                investor;
506 Quaker                           Lecturer,
Road                                 Department of
Princeton,                           Molecular
NJ 08540                             Biology,
Age: 63                              Princeton
                                     University


+ "Interested persons" within the meaning of the Investment Company Act of 1940 (the 1940 Act) on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company or the parent company of the Investment Adviser, The Capital Group Companies, Inc.

/1/ Amounts may be deferred by eligible directors under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more of the funds in The American Funds Group as designated by the director.

/2/ Capital Research and Management Company manages The American Funds Group consisting of 28 funds: AMCAP Fund, Inc., American Balanced Fund, Inc., American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America. Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America, U.S. Government Securities Fund and Washington Mutual Investors Fund, Inc. Capital Research and Management Company also manages American Variable Insurance Series and Anchor Pathway Fund which serve as the underlying investment vehicles for certain variable insurance contracts; and Bond Portfolio for Endowments, Inc. and Endowments, Inc. whose shares may be owned only by tax-exempt organizations.

/3/ Includes funds managed by Capital Research and Management Company and affiliates.

/4/ Since the plan's adoption, the total amounts of deferred compensation accrued by the fund (plus earnings thereon) for participating directors are as follows: Robert A. Fox ($141,587), Leonade D. Jones ($58,309), John G. McDonald ($71,813) and Henry E. Riggs ($93,944). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the director.

/5/ Janet A. McKinley, James W. Ratzlaff and Walter P. Stern are affiliated with the Investment Adviser and, accordingly, receive no compensation from the fund.


                                    OFFICERS

NAME AND ADDRESS                 AGE      POSITION(S) HELD          PRINCIPAL OCCUPATION(S) DURING
                                           WITH REGISTRANT          PAST 5 YEARS

Stephen E. Bepler                55       Senior Vice               Senior Vice President, Capital
630 Fifth Avenue                          President                 Research Company
New York, NY 10111

Abner D. Goldstine               67       Senior Vice               Senior Vice President and Director,
11100 Santa Monica                        President                 Capital Research and Management
Boulevard                                                           Company
Los Angeles, CA 90025

Paul G. Haaga, Jr.               48       Senior Vice               Executive Vice President and
333 South Hope Street                     President                 Director, Capital Research and
Los Angeles, CA 90071                                               Management Company; Director,
                                                                    American Funds Service Company;
                                                                    Director, American Funds
                                                                    Distributors, Inc.

Richard T. Schotte               55       Senior Vice               Senior Vice President, Capital
11100 Santa Monica                        President                 Research and Management Company
Boulevard
Los Angeles, CA 90025

Hilda L. Applbaum                39       Vice President            Vice President, Capital Research
P.O. Box 7650                                                       Company
San Francisco, CA 94120

Dina N. Perry                    57       Vice President            Vice President, Capital Research and
3000 K Street, N.W.                                                 Management Company
Washington, D.C. 20007

John H. Smet                     41       Vice President            Director, Capital Research Company;
11100 Santa Monica                                                  Vice President, Capital Research and
Boulevard                                                           Management Company
Los Angeles, CA 90025

Patrick F. Quan                  39       Secretary                 Vice President - Fund Business
P.O. Box 7650                                                       Management Group, Capital Research
San Francisco, CA 94120                                             and Management Company

Mary C. Hall                     39       Treasurer                 Senior Vice President - Fund
135 South State College                                             Business Management Group, Capital
Boulevard                                                           Research and Management Company
Brea, CA 92821

R. Marcia Gould                  43       Assistant Treasurer       Vice President - Fund Business
135 South State College                                             Management Group, Capital Research
Boulevard                                                           and Management Company
Brea, CA 92821

Anthony W. Hynes, Jr.            34       Assistant Treasurer       Vice President - Fund Business
135 South State College                                             Management Group, Capital Research
Blvd.                                                               and Management Company
Brea, CA 92821


 All of the directors and officers are also officers and/or directors and/or trustees of one or more of the other funds for which Capital Research and Management Company serves as Investment Adviser. No compensation is paid by the fund to any officer or director who is a director, officer or employee of the Investment Adviser or affiliated companies. The fund pays fees of $18,000 per annum to directors who are not affiliated with the Investment Adviser, plus $1,000 for each Board of Directors meeting attended, plus $500 for each meeting attended as a member of a committee of the Board of Directors. The directors may elect, on a voluntary basis, to defer all or a portion of these fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the directors who are not affiliated with the Investment Adviser. As of July 31, 1998 the officers and directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares.

                                   MANAGEMENT

 INVESTMENT ADVISER - The Investment Adviser, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington D.C., London, Geneva, Singapore, Hong Kong and Tokyo), with a staff of professionals, many of whom have a number of years of investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.

 An affiliate of the Investment Adviser compiles indices for major stock markets around the world and compiles and edits the Morgan Stanley Capital International Perspective, providing financial and market information about more than 2,400 companies around the world.

 The Investment Adviser is responsible for managing more than $175 billion of stocks, bonds and money market instruments and serves over eight million investors of all types. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.

    INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the Agreement) between the fund and the Investment Adviser, dated January 1, 1994, and approved by the shareholders on December 14, 1993, was amended by the Board of Directors effective on November 1, 1997. Its renewal was approved by the unanimous vote of the Board of Directors of the fund on December 12, 1997. The Agreement will be in effect until the close of business on December 31, 1998 and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Directors of the fund, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and
(ii) the vote of a majority of directors who are not parties to the Agreement or interested persons (as defined in said Act) of any such party, cast in person, at a meeting called for the purpose of voting on such approval. The Agreement also provides that either party has the right to terminate it without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in said Act).

 The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the fund, and provides suitable office space, necessary small office equipment and utilities, as well as general purpose accounting forms, supplies, and postage to be used at the offices of the fund relating to the services furnished by the Investment Adviser. The fund pays all expenses not specifically assumed by the Investment Adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; costs of designing, printing and mailing reports, prospectuses, proxy statements, and notices to shareholders; taxes; expenses for the issuance and redemption of shares of the fund (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plan of Distribution (described below); legal and auditing expenses; compensation, fees, and expenses paid to directors unaffiliated with the Investment Adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

 The management fee is based upon the net assets of the fund and monthly gross investment income. Gross investment income means gross income, computed without taking account of gains or losses from sales of capital assets, but including original issue discount as defined for federal income tax purposes. The Internal Revenue Code in general defines original issue discount to mean the difference between the issue price and the stated redemption price at maturity of certain debt obligations. The holder of such indebtedness is in general required to treat as ordinary income the proportionate part of the original issue discount attributable to the period during which the holder held the indebtedness. The management fee is based upon the annual rates of 0.24% on the first $1 billion of the fund's net assets, 0.20% on net assets in excess of $1 billion but not exceeding $2 billion, 0.18% on net assets in excess of $2 billion but not exceeding $3 billion, 0.165% on net assets in excess of $3 billion but not exceeding $5 billion, 0.155% on net assets in excess of $5 billion but not exceeding $8 billion, 0.15% on net assets in excess of $8 billion but not exceeding $13 billion, 0.145% on net assets in excess of $13 billion but not exceeding $21 billion, and 0.14% on net assets in excess of $21 billion, plus 2.25% of the fund's gross investment income for the preceding month. Assuming net assets of $19 billion and gross investment income levels of 3%, 4%, 5%, 6%, 7% and 8%, management fees would be 0.39%, 0.42%, 0.45%, 0.48%,
0.52% and 0.55% of net assets, respectively.

 The Agreement provides for a management fee reduction to the extent that the fund's annual ordinary operating expenses exceed 1-1/2% of the first $30 million of the net assets of the fund and 1% of the net assets in excess thereof. Expenses which are not subject to this limitation are interest, taxes, and extraordinary expenses. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.

 For the fiscal year ended July 31, 1998, the Investment Adviser received $__________ for the basic management fee (based on a percentage of the net assets of the fund as expressed above) plus $__________ (based on a percentage of the fund's gross income as expressed above), for a total fee of $47,820,000. For the fiscal years ended July 31, 1997 and 1996, management fees paid by the fund amounted to $47,820,000 and $42,065,000, respectively.

 PRINCIPAL UNDERWRITER - American Funds Distributors, Inc. (the Principal Underwriter) is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071, 135 South State College Boulevard, Brea, CA 92821, 8000 IH-10 West, San Antonio, TX 78230, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, and 5300 Robin Hood Road, Norfolk, VA 23513. The fund has adopted a Plan of Distribution (the Plan), pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plan (see below) and commissions consisting of that portion of the sales charge remaining after the discounts which it allows to investment dealers. Commissions retained by the Principal Underwriter on sales of fund shares during the fiscal year ended July 31, 1998 amounted to $__________ after allowance of $__________ to dealers. During the fiscal years ended 1997 and 1996, the Principal Underwriter received $10,140,000 and $11,114,000, after allowance of $49,612,000 and $56,184,000, respectively.

 As required by rule 12b-1 and the 1940 Act, the Plan (together with the Principal Underwriting Agreement) has been approved by the full Board of Directors, and separately by a majority of the directors who are not interested persons of the fund and who have no direct or indirect financial interest in the operation of the Plan or the Principal Underwriting Agreement, and the Plan has been approved by the vote of a majority of the outstanding voting securities of the fund. The officers and directors who are "interested" persons of the fund may be considered to have a direct or indirect financial interest in the operation of the Plan due to present or past affiliations with the Investment Adviser and related companies. Potential benefits of the Plan to the fund include improved shareholder services, savings to the fund in transfer agency costs, savings to the fund in advisory fees and other expenses, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of directors who are not "interested persons" of the fund are committed to the discretion of the directors who are not interested persons during the existence of the Plan. The Plan is reviewed quarterly and must be renewed annually by the Board of Directors.

 Under the Plan the fund may expend up to 0.25% of its net assets annually to finance any activity which is primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made. These include service fees for qualified dealers and dealer commissions and wholesaler compensation on sales of shares exceeding $1 million (including purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under
Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more eligible employees).

    Commissions on sales of shares exceeding $1 million (including purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code, including any "401(k)" plan with 100 or more eligible employees) in excess of the Plan limitation not reimbursed during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters, commissions are not recoverable. During the fiscal year ended July 31, 1998, the fund paid or accrued $__________ for compensation to dealers under the Plan.

 The Glass-Steagall Act and other applicable laws, among other things, generally prohibit commercial banks from engaging in the business of underwriting, selling or distributing securities, but permit banks to make shares of mutual funds available to their customers and to perform administrative and shareholder servicing functions. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, shareholder clients of such bank would be permitted to remain shareholders of the fund and alternate means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by such bank. It is not expected that shareholders would suffer adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and certain banks and financial institutions may be required to be registered as dealers pursuant to state law.

                   DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES

 The fund intends to meet all the requirements, and has elected the tax status of, a "regulated investment company," under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, (the Code). Under Subchapter M, if the fund distributes within specified times at least 90% of the sum of its investment company taxable income (net investment income and the excess of net short-term capital gains over net long-term capital losses) and its tax-exempt interest, if any, it will be taxed only on that portion of such investment company taxable income that it retains.

    To qualify, the fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, currencies or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities (but such other securities must be limited, in respect of any one issuer, to an amount not greater than 5% of the fund's assets and 10% of the outstanding voting securities of such issuer), and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or in two or more issuers which the fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses.

 Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gains (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and (iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. The fund intends to distribute net investment income and net capital gains so as to minimize or avoid the excise tax liability.

 The fund also intends to continue distributing to shareholders all of the excess of net long-term capital gain over net short-term capital loss on sales of securities. If the net asset value of shares of the fund should, by reason of a distribution of realized capital gains, be reduced below a shareholder's cost, such distribution would to that extent be a return of capital to that shareholder even though taxable to the shareholder, and a sale of shares by a shareholder at net asset value at that time would establish a capital loss for federal tax purposes.

 Dividends generally are taxable to shareholders at the time they are paid. However, dividends declared in October, November and December and made payable to shareholders of record in such a month are treated as paid and are thereby taxable as of December 31, provided that the fund pays the dividend no later than the end of January of the following year.

  If a shareholder has elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, or the shareholder does not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, the shareholder's distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.

 Corporate shareholders of the fund may be eligible for the dividends-received deduction on the dividends (excluding the net capital gain distributions) paid by the fund to the extent the fund's income is derived from dividends (which if received directly would qualify for such deduction) received from domestic corporations. In order to qualify for the dividends-received deduction, a corporate shareholder must hold the fund shares paying the dividends upon which the deduction is based for at least 46 days.

 If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred acquiring the fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purpose of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of a fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

 Under the Code, distributions of net investment income by the fund to a shareholder who, as to the U.S., is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership (a foreign shareholder) will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by the fund to a foreign shareholder is "effectively connected" with a U.S. trade or business, in which case the reporting and withholding requirements applicable to U.S. citizens, U.S. residents, or domestic corporations will apply. Distributions of net long-term capital gains not effectively connected with a U.S. trade or business are not subject to tax withholding, but in the case of a foreign shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax at a rate of 30% if the individual is physically present in the U.S. for more than 182 days during the taxable year.

 Income and dividends received by the fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Because not more than 50% of the value of the total assets of the fund is expected to consist of securities of foreign issuers, the fund will not be eligible to elect to "pass through" foreign tax credits to shareholders.

 As of the date of this statement of additional information, the maximum federal individual stated tax rate applicable to ordinary income is 39.6% (effective tax rates may be higher for some individuals due to phase out of exemptions and elimination of deductions); the maximum individual tax rate applicable to net capital gains on assets held more than eighteen months or 20%, and on assets held more than one year and not more than eighteen months is 28%; and the maximum corporate tax applicable to ordinary income and net capital gains is 35%. However, to eliminate the benefit of lower marginal corporate income tax rates, corporations which have taxable income in excess of $100,000 for a taxable year will be required to pay an additional amount of tax of up to $11,750 and corporations which have taxable income in excess of $15,000,000 for a taxable year will be required to pay an additional amount of tax of up to $100,000. Naturally, the amount of tax payable by a shareholder with respect to either distributions from the fund or disposition of fund shares will be affected by a combination of tax law rules covering, E.G., deductions, credits, deferrals, exemptions, sources of income and other matters. Under the Code, an individual is entitled to establish an IRA each year (prior to the tax return filing deadline for the year) whereby earnings on investments are tax-deferred. In addition, in some cases, the IRA contribution itself may be deductible.

 The foregoing is limited to a summary of federal taxation and should not be viewed as a comprehensive discussion of all provisions of the Code relevant to investors. Dividends and capital gain distributions may also be subject to state or local taxes. Shareholders should consult their own tax advisers for additional details as to their particular tax status.



                               PURCHASE OF SHARES

METHOD                    INITIAL INVESTMENT                      ADDITIONAL INVESTMENTS

                          See "Investment Minimums and Fund       $50 minimum (except where a lower
                          Numbers" for initial investment         minimum is noted under "Investment
                          minimums.                               Minimums and Fund Numbers").

By contacting             Visit any investment dealer who         Mail directly to your investment
your                      is registered in the state where        dealer's address printed on your
investment                the purchase is made and who has        account statement.
dealer                    a sales agreement with American
                          Funds Distributors.

By mail                   Make your check payable to the          Fill out the account additions form
                          fund and mail to the address            at the bottom of a recent account
                          indicated on the account                statement, make your check payable
                          application.  Please indicate an        to the fund, write your account
                          investment dealer on the account        number on your check, and mail the
                          application.                            check and form in the envelope
                                                                  provided with your account
                                                                  statement.

By telephone              Please contact your investment          Complete the "Investments by Phone"
                          dealer to open account, then            section on the account application
                          follow the procedures for               or American FundsLink Authorization
                          additional investments.                 Form.  Once you establish the
                                                                  privilege, you, your financial
                                                                  advisor or any person with your
                                                                  account information can call
                                                                  American FundsLine(r) and make
                                                                  investments by telephone (subject
                                                                  to conditions noted in "Telephone
                                                                  and Computer Purchases, Redemptions
                                                                  and Exchanges" below).

By computer               Please contact your investment          Complete the American FundsLink
                          dealer to open account, then            Authorization Form.  Once you
                          follow the procedures for               establish the privilege, you, your
                          additional investments.                 financial advisor or any person
                                                                  with your account information may
                                                                  access American FundsLine(r) on the
                                                                  Internet and make investments by
                                                                  computer (subject to conditions noted in "Telephone and Computer
Purchases, Redemptions and Exchanges" below).

By wire                   Call 800/421-0180 to obtain your        Your bank should wire your
                          account number(s), if necessary.        additional investments in the same
                          Please indicate an investment           manner as described under "Initial
                          dealer on the account.  Instruct        Investment."
                          your bank to wire funds to:
                          Wells Fargo Bank
                          155 Fifth Street
                          Sixth Floor
                          San Francisco, CA 94106
                          (ABA #121000248)
                          For credit to the account of:
                          American Funds Service Company
                          a/c #4600-076178
                          (fund name)
                          (your fund acct. no.)

THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER.



 INVESTMENT MINIMUMS AND FUND NUMBERS - Here are the minimum initial investments required by the funds in The American Funds Group along with fund numbers for use with our automated phone line, American FundsLine(r) (see description below):

FUND                                                                           MINIMUM         FUND
                                                                               INITIAL         NUMBER
                                                                               INVESTMENT

STOCK AND STOCK/BOND FUNDS

AMCAP Fund(r)                                                                                  02
                                                                               $1,000

American Balanced Fund(r)                                                                      11
                                                                               500

American Mutual Fund(r)                                                                        03
                                                                               250

Capital Income Builder(r)                                                                      12
                                                                               1,000

Capital World Growth and Income Fund(sm)                                                       33
                                                                               1,000

EuroPacific Growth Fund(r)                                                                     16
                                                                               250

Fundamental Investors(sm)                                                                      10
                                                                               250

The Growth Fund of America(r)                                                                  05
                                                                               1,000

The Income Fund of America(r)                                                                  06
                                                                               1,000

The Investment Company of America(r)                                                           04
                                                                               250

The New Economy Fund(r)                                                                        14
                                                                               1,000

New Perspective Fund(r)                                                                        07
                                                                               250

SMALLCAP World Fund(r)                                                                         35
                                                                               1,000

Washington Mutual Investors Fund(sm)                                                           01
                                                                               250

BOND FUNDS

American High-Income Municipal Bond Fund(r)                                                    40
                                                                               1,000

American High-Income Trust(sm)                                                                 21
                                                                               1,000

The Bond Fund of America(sm)                                                                   08
                                                                               1,000

Capital World Bond Fund(r)                                                                     31
                                                                               1,000

Intermediate Bond Fund of America(sm)                                                          23
                                                                               1,000

Limited Term Tax-Exempt Bond Fund of America(sm)                                               43
                                                                               1,000

The Tax-Exempt Bond Fund of America(r)                                                         19
                                                                               1,000

The Tax-Exempt Fund of California(r)*                                                          20
                                                                               1,000

The Tax-Exempt Fund of Maryland(r)*                                                            24
                                                                               1,000

The Tax-Exempt Fund of Virginia(r)*                                                            25
                                                                               1,000

U.S. Government Securities Fund(sm)                                                            22
                                                                               1,000

MONEY MARKET FUNDS

The Cash Management Trust of America(r)                                                        09
                                                                               2,500

The Tax-Exempt Money Fund of America(sm)                                                       39
                                                                               2,500

The U.S. Treasury Money Fund of America(sm)                                                    49
                                                                               2,500

___________
*Available only in certain states.



 For retirement plan investments, the minimum is $250, except that the money market funds have a minimum of $1,000 for individual retirement accounts
(IRAs). Minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. TAX-EXEMPT FUNDS SHOULD NOT SERVE AS RETIREMENT PLAN INVESTMENTS. The minimum is $50 for additional investments (except as noted above).

    SALES CHARGES - The sales charges you pay when purchasing the stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Investment Minimums and Fund Numbers" for a listing of the funds.)

AMOUNT OF PURCHASE                                      SALES CHARGE AS                  DEALER
AT THE OFFERING PRICE                                   PERCENTAGE OF THE:               CONCESSION
                                                                                         AS PERCENTAGE
                                                                                         OF THE
                                                                                         OFFERING
                                                                                         PRICE

                                                        NET AMOUNT       OFFERING
                                                        INVESTED         PRICE

STOCK AND STOCK/BOND FUNDS

Less than $50,000                                       6.10%
                                                                         5.75%           5.00%

$50,000 but less than $100,000                          4.71
                                                                         4.50            3.75

BOND FUNDS

Less than $25,000                                       4.99
                                                                         4.75            4.00

$25,000 but less than $50,000                           4.71
                                                                         4.50            3.75

$50,000 but less than $100,000                          4.17
                                                                         4.00            3.25

STOCK, STOCK/BOND, AND BOND FUNDS

$100,000 but less than $250,000                         3.63
                                                                         3.50            2.75

$250,000 but less than $500,000                         2.56
                                                                         2.50            2.00

$500,000 but less than $1,000,000                       2.04
                                                                         2.00            1.60

$1,000,000 or more                                      none                             (see below)
                                                                         none


   PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more and investments made by employer-sponsored defined contribution-type plans with 100 or more eligible employees are sold with no initial sales charge. A contingent deferred sales charge may be imposed on certain redemptions by these accounts made within one year of purchase. Investments by retirement plans, foundations or endowments with $50 million or more in assets may be made with no sales charge and are not subject to a contingent deferred sales charge.

   In addition, the stock, stock/bond and bond funds may sell shares at net asset value to:

(1) current or retired directors, trustees, officers and advisory board members of the funds managed by Capital Research and Management Company, employees of Washington Management Corporation, employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with American Funds Distributors (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(4) trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with retirement plan assets of $50 million or more;

(5) insurance company separate accounts;

(6) accounts managed by subsidiaries of The Capital Group Companies, Inc.; and

(7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation. Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

   DEALER COMMISSIONS

 Commissions of up to 1% will be paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more eligible employees, and for purchases made at net asset value by certain retirement plans of organizations with collective retirement plan assets of $50 million or more: 1.00% on amounts of $1 million to $2 million, 0.80% on amounts over $2 million to $3 million, 0.50% on amounts over $3 million to $50 million, 0.25% on amounts over $50 million to $100 million, and 0.15% on amounts over $100 million. The level of dealer commissions will be determined based on sales made over a 12-month period commencing from the date of the first sale at net asset value.

   OTHER COMPENSATION TO DEALERS

 American Funds Distributors, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently these payments are limited to the top one hundred dealers who have sold shares of the fund or other funds in The American Funds Group. These payments will be based on a pro rata share of a qualifying dealer's sales. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments.

 Qualified dealers currently are paid a continuing service fee not to exceed 0.25% of average net assets (0.15% in the case of the money market funds) annually in order to promote selling efforts and to compensate them for providing certain services. These services include processing purchase and redemption transactions, establishing shareholder accounts and providing certain information and assistance with respect to the fund.

   REDUCING YOUR SALES CHARGE

You and your immediate family may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your sales charge using one or any combination of the methods described below.

    STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $50,000 or more made within a 13-month period subject to the following statement of intention (the Statement) terms. The Statement is not a binding obligation to purchase the indicated amount. When a shareholder elects to use the Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will pay to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. If the difference is not paid within 45 days after written request by the Principal Underwriter or the securities dealer, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding. The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.
Existing holdings eligible for rights of accumulation (see the prospectus and account application) may be credited toward satisfying the Statement. During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement.

    When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: The regular monthly payroll deduction investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments previously made during the 13-month period.

 Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

 AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own account(s), which may include purchases through employee benefit plan(s) such as an IRA, individual-type 403(b) plan or single-participant Keogh-type plan or by a business solely controlled by these individuals (for example, the individuals own the entire business) or by a trust (or other fiduciary arrangement) solely for the benefit of these individuals. Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are (1) for a single trust estate or fiduciary account, including an employee benefit plan other than those described above or (2) made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the Investment Company Act of 1940, again excluding employee benefit plans described above, or (3) for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares. Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

    CONCURRENT PURCHASES - You may combine purchases of two or more funds in The American Funds Group, except direct purchases of the money market funds. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge do qualify.

    RIGHT OF ACCUMULATION - You may take into account the current value of your existing holdings in The American Funds Group, as well as your holdings in Endowments, Inc. (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. Direct purchases of the money market funds are excluded.

    PRICE OF SHARES - Shares are purchased at the offering price next determined after the purchase order is received and accepted by the fund or American Funds Service Company. This offering price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers, accepted by the Principal Underwriter prior to its close of business. In case of orders sent directly to the fund or American Funds Service Company, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase orders to the Principal Underwriter. Orders received by the investment dealer, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper do not always indicate the prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price.

 The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily at 4:00 p.m., New York time each day the New York Stock Exchange is open. For example, if the Exchange closes at 1:00 p.m. on one day and at 4:00 p.m. on the next, the fund's share price would be determined as of 4:00 p.m. New York time on both days. The New York Stock Exchange is currently closed on weekends and on the following holidays:
New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

 All portfolio securities of funds managed by Capital Research and Management Company are valued, and the net asset value per share is determined, as follows:

 1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

 Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

 Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

 Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board; the fair value of all other assets is added to the value of securities at the total assets;

 2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

 3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

 Any purchase order may be rejected by the Principal Underwriter or the fund. The Principal Underwriter will not knowingly sell fund shares directly, indirectly, or through a unit investment trust to any other investment company, or to any person or entity, where, after the sale, such investment company, person, or entity would own beneficially, directly, indirectly, or through a unit investment trust, more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's directors.

                                  Selling Shares

Shares are sold at the net asset value next determined after your request is received in good order by American Funds Service Company. You may sell (redeem) shares in your account in any of the following ways:

 THROUGH YOUR DEALER (certain charges may apply)

- Shares held for you in your dealer's street name must be sold through the dealer.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

- Requests must be signed by the registered shareholder(s)
- A signature guarantee is required if the redemption is:
-- Over $50,000;
-- Made payable to someone other than the registered shareholder(s); or -- Sent to an address that has not been used with the account for at least 10 days.

Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution.

- Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

- You must include any shares you wish to sell that are in certificate form.

TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE(R) OR AMERICAN FUNDSLINE ONLINE(SM)

- Redemptions by telephone or fax (including American FundsLine(r) and American FundsLine OnLine(sm)) are limited to $50,000 per shareholder each day.
- Checks must be made payable to the registered shareholder(s).
- Checks must be mailed to an address of record that has been used with the account for at least 10 days.

 MONEY MARKET FUNDS

- You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.
- You may establish check writing privileges (use the money market funds application)
-- If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number or registered shareholders exactly as indicated on your checking account signature card.
 Redemptions proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the Investment Company Act of 1940), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

 The fund may, with 60 days' written notice, close your account if due to a sale of shares the account has a value of less than the minimum required initial investment.

 You may reinvest proceeds from a redemption or a dividend or capital gain distribution without a sales charge (any contingent deferred sales charge paid will be credited to your account) in any fund in The American Funds Group within 90 days after the date of the redemption or distribution. Redemption proceeds of shares representing direct purchases in the money market funds are excluded. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service
Company.

 CONTINGENT DEFERRED SALES CHARGE - A contingent deferred sales charge of 1% applies to certain redemptions made within twelve months of purchase on investments of $1 million or more and on any investment made with no initial sales charge by any employer-sponsored 403(b) plan or defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more eligible employees. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held for the longest period are assumed to be redeemed first for purposes of calculating this charge. The charge is waived for exchanges (except if shares acquired by exchange were then redeemed within 12 months of the initial purchase); for distributions from qualified retirement plans and other employee benefit plans; for redemptions resulting from participant-directed switches among investment options within a participant-directed employer-sponsored retirement plan; for distributions from 403(b) plans or IRAs due to death, disability or attainment of age 591/2; for tax-free returns of excess contributions to IRAs; for redemptions through certain automatic withdrawals not exceeding 10% of the amount that would otherwise be subject to the charge; and for redemptions in connection with loans made by qualified retirement plans.

 REDEMPTION OF SHARES - The fund's Articles of Incorporation permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder owns of record shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Directors of the fund may from time to time adopt.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

 AUTOMATIC INVESTMENT PLAN - An automatic investment plan enables you to make monthly or quarterly investments into the American Funds through automatic debits from your bank account. To set up a plan you must fill out an account application and specify the amount you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. American Funds Service Company will then invest your money into the fund you specified on or around the date you specified. If your account cannot be debited due to insufficient funds, a stop-payment, or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing to American Funds Service Company.

 AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares at no sales charge unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, American Funds Service Company or your investment dealer.

 CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - You may cross-reinvest dividends and capital gains ("distributions") into any other fund in The American Funds Group at net asset value, subject to the following conditions:

 a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

 b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,

 c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distribution must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

 EXCHANGE PRIVILEGE - Exchange purchases are subject to the minimum investment requirements of the fund purchased. Shares held in corporate-type retirement plans for which Capital Guardian Trust Company serves as trustee may not be exchanged by telephone, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Purchase of Shares-Price of Shares.") These transactions have the same tax consequences as ordinary sales and purchases.

 AUTOMATIC EXCHANGES - You may automatically exchange shares in amounts of $50 or more among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate. You must either (a) meet the minimum initial investment requirement for the receiving fund, or (b) the originating fund's balance must be at least $5000 and the receiving fund's minimum must be met within one year.

 AUTOMATIC WITHDRAWALS - Automatic investments may not be made into an account from which there are automatic withdrawals. Withdrawals of amounts that exceed any reinvested distributions and capital appreciation reduce the value of your account. See the account application or call American Funds Service Company for more information.

    ACCOUNT STATEMENTS - We will open your account according to your registration instructions. You will receive regular confirmation statements reflecting transactions in your account. Purchases through automatic investment plans, dividend and capital gain reinvestments, and certain retirement plans will be confirmed at least quarterly.

 AMERICAN FUNDSLINE AND AMERICAN FUNDSLINE ONLINE - You may check your share balance, share prices, or your most recent account transaction, redeem shares (up to $50,000 per shareholder each day fund), or exchange shares using American FundsLine and American FundsLine OnLine. To use this service, call 800/325-3590 from a TouchTone telephone or access the American Funds Web site on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLine and American FundsLine OnLine are subject to the conditions noted above in "Redeeming Shares-Telephone and Computer Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares-Investment Minimums and Fund Numbers"), personal identification number (the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

    TELEPHONE AND COMPUTER PURCHASES, REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLine and American FundsLine OnLine), fax or telegraph redemption and/or exchange options, you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing American Funds Service Company (you may also reinstate them at any time by writing American Funds Service Company). If American Funds Service Company does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.

    SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to American Funds Service Company.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

    The Investment Adviser places orders for the fund's portfolio securities transactions. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and promptness of executions. When circumstances relating to a proposed transaction indicate that a particular broker (either directly or through their correspondent clearing agents) is in a position to obtain the best price and execution, the order is placed with that broker. This may or may not be a broker who has provided investment research, statistical, or other related services to the Investment Adviser or has sold shares of the fund or other funds served by the Investment Adviser. The fund does not have an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.

    Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.

 Brokerage commissions paid on portfolio transactions during the fiscal years ended July 31, 1998, 1997 and 1996, amounted to $_________, $9,637,000 and
$7,865,000, respectively.

                              GENERAL INFORMATION

    CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by The Chase Manhattan Bank., One Chase Manhattan Plaza, New York, NY 10081, as Custodian. The Custodian may hold non-U.S. securities pursuant to sub-custodial arrangements in non-U.S. banks or foreign branches of U.S. banks.

 TRANSFER AGENT - American Funds Service Company, a wholly-owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $_________ for the fiscal year ended July 31, 1998.

 INDEPENDENT AUDITORS - Deloitte & Touche LLP, located at 1000 Wilshire Boulevard, Los Angeles, CA 90017, serves as the fund's independent auditors providing audit services, preparation of tax returns and review of certain documents of the fund to be filed with the Securities and Exchange Commission. The financial statements included in this statement of additional information from the annual report have been so included in reliance on the report of Deloitte & Touche LLP given on the authority of said firm as experts in accounting and auditing.

    REPORTS TO SHAREHOLDERS - The fund's fiscal year ends on July 31. It provides shareholders at least semi-annually with reports showing the investment portfolio, financial statements and other information. The annual financial statements are audited by the fund's independent auditors, Deloitte & Touche LLP, whose selection is determined by the Board of Directors.

 YEAR 2000 - The fund and its shareholders depend on the proper functioning of computer systems maintained by the Investment Adviser and its affiliates and other key service providers. Many computer systems in use today will require reprogramming or replacement prior to the year 2000 because of the way they store dates and make date-related calculations. The fund understands that these service providers are taking steps to address the "Year 2000 problem". However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the fund. In addition, the fund's investments could be adversely affected by the Year 2000 problem. For example, the markets for securities in which the fund invests could experience settlement problems and liquidity issues. Corporate and governmental data processing errors may cause losses for individual companies and overall economic uncertainties. Earnings of individual issuers are likely to be affected by the costs of addressing the problem, which may be substantial and may be reported inconsistently.

 PERSONAL INVESTING POLICY - Capital Research and Management Company and its affiliated companies have adopted a personal investing policy consistent with Investment Company Institute guidelines. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; disclosure of personal holdings by certain investment personnel prior to recommendation for purchase for the fund; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

 The financial statements including the investment portfolio and the report of Independent Auditors contained in the annual report are included in this statement of additional information. The following information is not included in the annual report:

DETERMINATION OF NET ASSET VALUE,

REDEMPTION PRICE AND
MAXIMUM OFFERING PRICE PER SHARE--JULY 31, 1998

Net asset value and redemption price per share
  (Net assets divided by shares outstanding)               $__
Maximum offering price per share
  (100/94.25 of net asset value per share
   which takes into account the fund's current
   maximum sales charge)                                   $__


    REMOVAL OF DIRECTORS BY SHAREHOLDERS - At any meeting of shareholders, duly called and at which a quorum is present, shareholders holding a majority of the votes entitled to be cast, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed directors. The fund has agreed, at the request of the staff of the Securities and Exchange Commission, to apply the provisions of section 16(c) of the 1940 Act with respect to the removal of directors as though the fund were a common-law trust. Accordingly, the directors of the fund will promptly call a meeting of shareholders for the purpose of voting upon the removal of any director when requested in writing to do so by the record holders of at least 10% of the outstanding shares.

                               INVESTMENT RESULTS

 The fund's yield is ____% based on a 30-day (or one month) period ended July 31, 1998, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

  YIELD = 2[(a-b/cd+1)/6/-1]

Where:  a = dividends and interest earned during the period.

   b = expenses accrued for the period (net of reimbursements).

   c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

   d = the maximum offering price per share on the last day of the period.

 The fund's average annual total return for the one-, five- and ten-year periods ended on July 31, 1998 was +_____%, +_____% and +_____%, respectively. The average annual total return (T) is computed by equating the value at the end of the period (ERV) with a hypothetical initial investment of $1,000 (P) over a period of years (n) according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.

    In calculating average annual total return, the fund assumes: (1) deduction of the maximum sales load of 5.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated.

    The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for unmanaged indices will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.

 The fund may also calculate a distribution rate on a taxable and tax equivalent basis. The distribution rate is computed by dividing the dividends paid by the fund over the last 12 months by the sum of the month-end net asset value or maximum offering price and the capital gains paid over the last 12 months. The distribution rate may differ from the yield.

    The fund may include, in advertisements or in reports furnished to present or prospective shareholders, information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as The Dow Jones Average of 30 Industrial Stocks, The Standard & Poor's 500 Stock Composite Index, the Lehman Brothers Corporate Bond Index, the Lehman Brothers Aggregate Bond Index and the Salomon Brothers High-Grade Corporate Bond Index) or results of other mutual funds or investment or savings vehicles.

    The fund may refer to results compiled by organizations such as CDA Investment Services, Ibbotson Associates, Lipper Analytical Services and Morningstar, Inc. and by the U.S. Department of Commerce. Additionally, the fund may refer to results published in various newspapers and periodicals, including Barrons, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.

    The fund may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.

    The fund may compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (E.G. food, clothing, fuels, transportation, and other goods and services that people buy for day-to-day living).

 The investment results for the fund set forth below were calculated as described in the fund's prospectus. Data contained in Salomon's Market Performance and Lehman Brothers' The Bond Market Report are used to calculate cumulative total return from their base period (12/31/68 and 12/31/72, respectively) for each index. The percentage increases shown in the table below or used in published reports of the fund are obtained by subtracting the index results at the beginning of the period from the index results at the end of the period and dividing the difference by the index results at the beginning of the period.



IFA vs. Various Unmanaged Indices

                                                                                  Lehman
10-Year                                         Lehman           Lehman           Brothers                       Average
Period                                          Brothers         Brothers         Government/       Salomon      Savings
8/1 -       IFA       DJIA/1/    S&P 500/2/     Corporate/3/     Aggregate/4/     Corporate/5/      High-        Account/7/
7/31
                                                                                                    Grade/6/

1987 -     +212%                 +303%          +157%            +139%            +138%              +177         +65%
1997                  +336%                                                                         %
1986 -     +181                  +269           +141             +126             +123               +149         +69
1996                  +330
1985 -     +197                  +306           +179             +160             +158               +206         + 74
1995                  +391
1984 -     +241                  +327           +217             +193             +189               +254         + 83
1994                  +385
1983 -     +254                  +294           +241             +218             +213               +281         + 94
1993                  +333
1982 -     +351                  +478           +295             +251             +242               +330         +106
1992                  +528
1981 -     +298                  +343           +304             +269             +256               +329         +117
1991                  +392
1980 -     +293                  +344           +235             +217             +209               +239         +124
1990                  +392
1979 -     +317                  +416           +202             +201             +197               +202         +125
1989                  +409
1978 -     +267                  +326           +180             +178             +175               +166         +125
1988                  +308
1977 -     +283                  +417           +159             +164             +162               +146         +125
1987                  +388
1976 -     +265                  +271           +184             +181             +180               +177         +124
1986                  +209
1975 -     +295                  +250           +161             N/A              +158               +134         +121
1985                  +177
1974 -    +270                  +210           +136             N/A              +136               +112         +116
1984                  +153
1973#-     +237                  +172           + 95             N/A              +105               + 76         +106
1983                  +147

________________
#  From December 1, 1973

/1/ The Dow Jones Average of 30 Industrial Stocks is comprised of 30 industrial companies such as General Motors and General Electric.

/2/ The Standard & Poor's 500 Stock Composite Index is comprised of industrial, transportation, public utilities, and financial stocks and represents a large portion of the value of issues traded on the New York Stock Exchange. Selected issues traded on the American Stock Exchange are also included.

/3/ The Lehman Brothers Corporate Bond Index is comprised of all public, fixed rate, non-convertible investment grade domestic corporate debt. Issues included in this index are rated at least Baa by Moody's Investors Service, BBB by Standard & Poor's Corporation or, in the case of bank bonds not rated by either of the previously mentioned services, BBB by Fitch Investors Service.

/4/ The Lehman Brothers Aggregate Bond Index covers all sectors of the fixed income market and is a combination of the Lehman Brothers Treasury Bond Index, the Agency Bond Index, the Corporate Bond Index, the Yankee Bond Index and the Mortgage Backed Securities Index. Its inception date is December 31, 1975.

/5/ The Lehman Brothers Government/Corporate Bond Index is comprised of all public obligations of the U.S. Treasury, all publicly issued debt of U.S. Government agencies, and corporate debt guaranteed by the U.S. Government (excluding mortgage-backed securities). It also includes all U.S. dollar denominated, SEC registered, public, non-convertible debt issued or guaranteed by foreign or international governments/agencies. Also included are all public, fixed-rate non-convertible investment grade domestic corporate debt.

/6/ The Salomon Brothers High-Grade Corporate Bond Index is comprised of a sample of high-grade corporate bonds which have a rating of AAA or AA by Standard & Poor's Corporation.

/7/ Based on figures supplied by the U.S. League of Savings Institutions and the Federal Reserve Board which reflect all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed return of principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.

If you are considering IFA for an
Individual Retirement Account. . .

Here's how much you would have if you had invested $2,000 a year on August 1 of each year in IFA over the past 5 and 10 years:


5 years                                10 years
(8/1/93-7/31/98)                       (8/1/88-7/31/98)

$______                                $______

           SEE THE DIFFERENCE TIME CAN MAKE IN AN INVESTMENT PROGRAM

                                                 . . . and had taken all
                                                 dividends and capital
                                                 gain distributions
                                                 in shares, your
If you had                                       investment would
invested $10,000                                 have been worth
in IFA this many                                 this much at
 years ago . . .                                      7/31/97
|                                                |
Number                        Periods
of Years                      8/1  - 7/31        Value
1                             1996 - 1997        $12,184
2                             1995 - 1997        13,825
3                             1994 - 1997        16,094
4                             1993 - 1997        16,416
5                             1992 - 1997        18,360
6                             1991 - 1997        21,869
7                             1990 - 1997        24,548
8                             1989 - 1997        24,830
9                             1988 - 1997        30,661
10                            1987 - 1997        31,171
11                            1986 - 1997        36,376
12                            1985 - 1997        43,616
13                            1984 - 1997        58,178
14                            1983 - 1997        61,718
15                            1982 - 1997        87,843
16                            1981 - 1997        92,472
17                            1980 - 1997        103,092
18                            1979 - 1997        109,826
19                            1978 - 1997        119,482
20                            1977 - 1997        126,848
21                            1976 - 1997        140,939
22                            1975 - 1997        182,545
23                            1974 - 1997        228,663
24                            1973#- 1997        220,586

#  From December 1, 1973
Illustration of a $10,000 investment in IFA with dividends reinvested and capital gain distributions taken in shares (for the period December 1, 1973 through July 31, 1997)

                COST OF SHARES                                          VALUE OF SHARES

Year           Annual         Dividends       Total          From           From            From           Total
Ended          Dividends      (cumulative)    Investment     Initial        Capital         Dividends      Value
July 31                                       Cost           Investment     Gains           Reinvested
                                                                            Reinvested



1974#           $  347         $  347          $10,347        $ 8,767       -                $   321        $ 9,088

1975            785            1,132           11,132         10,141        -                1,250          11,391

1976            998            2,130           12,130         12,155        -                2,596          14,751

1977            969            3,099           13,099         12,701        -                3,691          16,392

1978            1,117          4,216           14,216         12,584        -                4,820          17,404

1979            1,333          5,549           15,549         12,693        -                6,228          18,921

1980            1,463          7,012           17,012         12,490        -                7,672          20,162

1981            1,743          8,755           18,755         12,818        -                9,667          22,485

1982            2,187          10,942          20,942         12,256        -                11,408         23,664

1983            2,549          13,491          23,491         16,112        -                17,573         33,685

1984            2,896          16,387          26,387         15,254         $1,013          19,455         35,722

1985            3,365          19,752          29,752         18,236         2,637           26,804         47,677

1986            3,909          23,661          33,661         18,907         6,434           31,807         57,148

1987            4,431          28,092          38,092         19,578         9,644           37,452         66,674

1988            4,479          32,571          42,571         17,955         10,904          38,957         67,816

1989            5,338          37,909          47,909         20,609         12,515          50,578         83,702

1990            5,269          43,178          53,178         18,907         13,755          51,497         84,159

1991            6,311          49,489          59,489         19,578         14,787          60,070         94,435

1992            6,578          56,067          66,067         21,764         17,093          73,764         112,621

1993            6,995          63,062          73,062         22,592         19,653          83,771         126,016

1994            7,471          70,533          80,533         21,218         21,364          85,868         128,450

1995            8,046          78,579          88,579         23,294         24,107          102,984        150,385

1996            8,581          87,160          97,160         24,809         27,526          118,291        170,626

1997            10,075         97,235          107,235        29,024         42,085          149,477        220,586


# From December 1, 1973

The dollar amount of capital gain distributions during the period was $29,988.

 EXPERIENCE OF INVESTMENT ADVISER - Capital Research and Management Company manages nine common stock funds that are at least 10 years old. In the rolling 10-year periods since January 1, 1967 (127 in all), those funds have had better total returns than the Standard & Poor's 500 Composite Stock Index in 91 of the 127 periods.

 Note that past results are not an indication of future investment results. Also, the fund has different investment policies than the funds mentioned above. These results are included solely for the purpose of informing investors about the experience and history of Capital Research and Management Company.

                          DESCRIPTION OF BOND RATINGS
                           Corporate Debt Securities

    MOODY'S INVESTORS SERVICE, INC. rates the long-term debt securities issued by various entities from "Aaa" to "C" according to quality.

"AAA -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."

"AA -- High quality by all standards. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater."

"A -- Upper medium grade obligations. These bonds possess many favorable investment attributes. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."

"BAA -- Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."

"BA -- Have speculative elements; future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Bonds in this class are characterized by uncertainty of position."

"B -- Generally lack characteristics of the desirable investment; assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."

"CAA -- Of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest."

"CA -- Speculative in a high degree; often in default or have other marked shortcomings."

"C -- Lowest rated class of bonds; can be regarded as having extremely poor prospects of ever attaining any real investment standing."

 Moody's supplies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of that generic rating category.

 STANDARD & POOR'S CORPORATION rates the long-term securities debt of various entities in categories ranging from "AAA" to "D" according to quality.

"AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong."

"AA -- High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree."

"A -- Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions, than debt in higher rated categories."

"BBB -- Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories."

"BB, B, CCC, CC, C -- Regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions."

"C1 -- Reserved for income bonds on which no interest is being paid."

"D -- In default and payment of interest and/or repayment of principal is in arrears."

 Standard & Poor's applies indicators "+", no character and "-" to its rating categories. The indicators show relative standing within the major rating categories.

                               OTHER INFORMATION

Item 23. Exhibits.

  a. On file (see SEC files nos. 811-1880 and 2-33371)
  b. On file (see SEC files nos. 811-1880 and 2-33371)
  c. On file (see SEC files nos. 811-1880 and 2-33371)
  d. On file (see SEC files nos. 811-1880 and 2-33371)
  e. On file (see SEC files nos. 811-1880 and 2-33371)
  f. None
  g. On file (see SEC files nos. 811-1880 and 2-33371)
  h. None
  i. Not applicable to this filing
  j. To be provided by Amendment
  k. None
  l. Not applicable to this filing
  m. On file (see SEC files nos. 811-1880 and 2-33371)
  n. EX-27 Financial Data Schedule (EDGAR)
  o. None

Item 24. Persons Controlled by or under Common Control with the Fund

 None.

Item 25. Indemnification.

  Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company, and ICI Mutual Insurance Company which insures its officers and directors against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

  The Articles of Incorporation state:

  The Corporation shall indemnify (a) its directors to the full extent provided by the general laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures provided by such laws;
(b) its officers to the same extent it shall indemnify its directors; and (c) its officers who are not directors to such further extent as shall be authorized by the Board of Directors and be consistent with law. The foregoing shall not limit the authority of the Corporation to indemnify other employees and agents consistent with law.

  The By-Laws of the Corporation state:

           Section 5.01. Any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he is or was a director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, may be indemnified by the Corporation against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding in the manner and on the terms provided by, and to the fullest extent authorized by, applicable state law, and shall be indemnified by the Corporation against such expenses, judgments, fines, and amounts in the manner and to the fullest extent required by applicable state law. However, no indemnification may be made under this section in the absence of a judicial or administrative determination absolving the prospective indemnitee of liability to the Corporation or its security holders unless, based upon a review of all material facts, (1) a majority of a quorum of directors who are neither interested persons of the Corporation nor parties to the proceeding, or (2) independent legal counsel in a written opinion, concludes that such person was not guilty of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties initiated in the conduct of his office.

           Section 5.02. No expenses incurred by a director, officer, employee, or agent of the Corporation in defending a civil or criminal action, suit, or proceeding to which he is a party may be paid or reimbursed by the Corporation in advance of the final disposition of such action, suit, or proceeding unless:

 (1) One of the following determines, on the basis of the facts then known to it, that there is reason to believe that indemnification would be permissible:

 (a) a majority of a quorum of disinterested non-party directors, or, if such a quorum cannot be obtained, a majority of a committee of two or more disinterested non-party directors duly designated to act in the matter by a majority vote of the full board;

 (b) special legal counsel selected by such a committee or such a quorum of disinterested non-party directors; or

 (c)  the stockholders; and

  (2) the Corporation receives the following from the prospective recipient of the advance:

 (a) a written affirmation of his good faith belief that he met the standard of conduct necessary for indemnification; and

 (b) an undertaking to repay the advance if it is ultimately determined that he is not entitled to indemnification under this Article.

           Section 5.03. The Corporation is authorized to purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the Corporation would have the power to indemnify him against such liability under the provisions of this Article. Anything in this Article V to the contrary notwithstanding, however, the Corporation shall not pay for insurance which protects any director or officer against liabilities arising from action involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office; provided, that any such insurance may cover any of such categories if it provides only for payment to the Corporation and/or third parties of any damages caused by a director or officer, and also provides that the insurance company would be subrogated to the rights of the Corporation to recover from the director or officer.

Item 26. Business and Other Connections of the Investment Adviser.

  None.

Item 27. Principal Underwriters.

  (a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Capital World Bond Fund, Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(B)           (1)                      (2)                                  (3)

       NAME AND PRINCIPAL              POSITIONS AND OFFICES WITH           POSITIONS AND OFFICES
       BUSINESS ADDRESS                UNDERWRITER                          WITH REGISTRANT

       David L. Abzug                  Regional Vice President              None
       27304 Park Vista Road
       Agoura Hills, CA 91301



       John A. Agar                    Regional Vice President              None
       1501 N. University Drive,
       Suite 227A
       Little Rock, AR  72207



       Robert B. Aprison               Vice President                       None
       2983 Bryn Wood Drive
       Madison, WI 53711



S      Richard L. Armstrong            Assistant Vice President             None



L      William W. Bagnard              Vice President                       None



       Steven L. Barnes                Senior Vice President                None

       5400 Mt. Meeker
       Boulder, CO 80301



B      Carl R. Bauer                   Assistant Vice President             None



       Michelle A. Bergeron            Vice President                       None
       4160 Gateswalk Drive
       Smyrna, GA  30080



       Joseph T. Blair                 Senior Vice President                None
       27 Drumlin Road
       West Simsbury, CT 06092



       John A. Blanchard               Regional Vice President              None
       6421 Aberdeen Road
       Mission Hills, KS  66208



       Ian B. Bodell                   Senior Vice President                None

       P.O. Box 1665
       Brentwood, TN 37024-1665



       Michael L. Brethower            Vice President                       None
       2320 N. Austin Avenue
       Georgetown, TX 78626



       C. Alan Brown                   Regional Vice President

       4129 Laclede Avenue                                                  None
       St. Louis, MO  63108



L      Daniel C. Brown                 Senior Vice President                None



H      J. Peter Burns                  Vice President                       None



       Brian C. Casey                  Regional Vice President              None
       9508 Cable Drive
       Kensington, MD  20895



       Victor C. Cassato               Senior Vice President                None

       609 W. Littleton Blvd., Suite 310
       Littleton, CO  80120



       Christopher J. Cassin           Senior Vice President                None
       111 W. Chicago Avenue,
       Suite G3
       Hinsdale, IL  60521



       Denise M. Cassin                Vice President                       None
       1301 Stoney Creek Drive
       San Ramon, CA  94583



L      Larry P. Clemmensen             Director                             None



L      Kevin G. Clifford               Director,  President and Co-Chief Executive Officer   None



       Ruth M. Collier                 Vice President                       None
       145 West 67th Street, #12K
       New York, NY  10023



S      David Coolbaugh                 Assistant Vice President             None



       Thomas E. Cournoyer             Vice President                       None
       2333 Granada Boulevard
       Coral Gables, FL  33134



       Douglas A. Critchell            Senior Vice President                None

       3521 Rittenhouse Street,
       N.W.
       Washington, D.C.  20015



L      Carl D. Cutting                 Vice President                       None



       Daniel J. Delianedis            Regional Vice President              None

       8689 Braxton Drive

       Eden Prairie, MN 55347



       Michael A. Dilella              Vice President                       None
       P.O. Box 661
       Ramsey, NJ  07446



       G. Michael Dill                 Senior Vice President                None
       505 E. Main Street
       Jenks, OK  74037



       Kirk D. Dodge                   Senior Vice President                None

       633 Menlo Avenue, Suite 210
       Menlo Park, CA 94025



       Peter J. Doran                  Senior Vice President                None
       1205 Franklin Avenue
       Garden City, NY 11530



L      Michael J. Downer               Secretary                            None



       Robert W. Durbin                Vice President                       None
       74 Sunny Lane
       Tiffin, OH 44883

I      Lloyd G. Edwards                Senior Vice President                None



L      Paul H. Fieberg                 Senior Vice President                None



       John Fodor                       Vice President                      None
       15 Latisquama Road
       Southborough, MA  01772



L      Mark P. Freeman, Jr.            Director,                            None



       Clyde E. Gardner                Senior Vice President                None
       Route 2, Box 3162
       Osage Beach, MO 65065



B      Evelyn K. Glassford             Vice President                       None



       Jeffrey J. Greiner              Vice President                       None

       12210 Taylor Road
       Plain City, OH 43064



L      Paul G. Haaga, Jr.              Director                             Senior Vice President



B      Mariellen Hamann                Assistant Vice President             None

       David E. Harper                 Senior Vice President                None
       R.D. 1, Box 210, Rte. 519
       Frenchtown, NJ 08825



       Ronald R. Hulsey                Vice President                       None
       6744 Avalon
       Dallas, TX 75214



       Robert S. Irish                 Regional Vice President              None
       1225 Vista Del Mar Drive
       Delray Beach, FL  33483



L      Robert L. Johansen              Vice President                       None



       Michael J. Johnston             Director                             None

       630 Fifth Ave., 36th Floor

       New York, NY 10111-0121



B      Damien M. Jordan                Vice President                       None



       V. John Kriss                   Senior Vice President                None
       P.O. Box 274
       Surfside, CA  90743



       Arthur J. Levine                Vice President                       None
       12558 Highlands Place
       Fishers, IN 46038



B      Karl A. Lewis                   Assistant Vice President             None



       T. Blake Liberty                Regional Vice President              None

       5506 East Mineral Lane
       Littleton, CO 80122



L      Lorin E. Liesy                  Assistant Vice President             None



L      Susan G. Lindgren               Vice President - Institutional       None
                                       Investment Services



S      Stella Lopez                    Vice President                       None



LW     Robert W. Lovelace              Director                             None



       Stephen A. Malbasa               Vice President                      None
       13405 Lake Shore Blvd.
       Cleveland, OH  44110



       Steven M. Markel                Senior Vice President                None
       5241 South Race Street
       Littleton, CO  80121

L      J. Clifton Massar               Director, Senior Vice                None
                                       President



L      E. Lee McClennahan              Senior Vice President                None



L      James R. McCrary                Assistant Vice President             None



S      John V. McLaughlin              Senior Vice President                None



       Terry W. McNabb                 Vice President                       None
       2002 Barrett Station Road
       St. Louis, MO 63131



L      R. William Melinat              Vice President - Institutional       None
                                       Investment Services



       David R. Murray                 Vice President                       None

       60 Briant Drive
       Sudbury, MA 01776



       Stephen S. Nelson               Vice President                       None

       P. O. Box 470528
       Charlotte, NC 28247-0528

       William E. Noe                  Regional Vice President              None
       304 River Oaks Road
       Brentwood, TN  37027



       Peter A. Nyhus                  Regional Vice President              None
       3084 Wilds Ridge Court
       Prior Lake, MN 55372



       Eric P. Olson                   Regional Vice President              None
       62 Park Drive
       Glenview, IL 60025



       Frederic Phillips               Vice President                       None

       175 Highland Avenue
       Needham, MA 02194



B      Candance D. Pilgrim             Assistant Vice President             None



       Carl S. Platou                  Regional Vice President              None
       4021 96th Avenue, S.E.
       Mercer Island, WA 98040



L      John O. Post, Jr.               Vice President                       None

S      Richard P. Prior                Assistant Vice President             None



       Steven J. Reitman               Vice President                       None
       212 The Lane
       Hinsdale, IL  60521



       Brian A. Roberts                Vice President                       None
       P.O. Box 472245
       Charlotte, NC 28247



       George S. Ross                  Senior Vice President                None
       55 Madison Avenue
       Morristown, NJ 07960



L      Julie D. Roth                   Vice President                       None



L      James F. Rothenberg             Director                             None



       Douglas F. Rowe                 Regional Vice President              None

       30008 Oakland Hills Drive
       Georgetown, TX 78628



       Christopher S. Rowey            Regional Vice President              None

       9417 Beverlywood Street

       Los Angeles, CA 90034



       Dean B. Rydquist                Vice President                       None
       1080 Bay Pointe Crossing
       Alpharetta, GA 30005



       Richard R. Samson               Vice President                       None

       4604 Glencoe Avenue, #4
       Marina del Rey, CA 90292



       Joseph D. Scarpitti             Regional Vice President              None
       31465 St. Andrews
       Westlake, OH  44145



L      R. Michael Shanahan             Director                             None

       David W. Short                  Director, Chairman of the Board and Co-Chief Executive Officer   None

       11 Chestnut Lane
       Cheswick, PA15024

       William P. Simon, Jr.           Senior Vice President                None
       554 Canterbury Lane
       Berwyn, PA 19312



L      John C. Smith                   Assistant Vice President -           None
                                       Institutional Investment Services



       Rodney G. Smith                 Vice President                       None

       100 N. Central Expressway, Suite 1214
       Richardson, TX 75080



       Nicholas D. Spadaccini          Regional Vice President              None
       855 Markley Woods Way
       Cincinnati, OH 45230



L      Kris J. Spazafumo               Assistant Vice President             None



       Daniel S. Spradling             Senior Vice President                None

       181 Second Avenue, Suite 228
       San Mateo, CA  94401



B      Max D. Stites                   Vice President                       None



       Thomas A. Stout                 Regional Vice President              None

       3919 Whooping Crane Circle
       Virginia Beach, VA 23455



       Craig R. Strauser               Regional Vice President              None

       3 Dover Way
       Lake Oswego, OR 97034



       Francis N. Strazzeri            Vice President                       None
       31641 Saddletree Drive
       Westlake Village, CA 91361



L      Drew W. Taylor                  Assistant Vice President             None



S      James P. Toomey                 Vice President                       None

I      Christopher E. Trede            Vice President                       None



       George F. Truesdail             Vice President                       None
       400 Abbotsford Court
       Charlotte, NC 28270



       Scott W. Ursin-Smith            Regional Vice President              None

       60 Reedland Woods Way
       Tiburon, CA 94920

L      David M. Ward                   Vice President - Institutional       None
                                       Investment Services



       Thomas E. Warren                Regional Vice President              None

       119 Faubel Street
       Sarasota, FL 34242



L      J. Kelly Webb                   Senior Vice President,               None
                                       Treasurer

       Gregory J. Weimer               Vice President                       None
       125 Surrey Drive
       Canonsburg, PA  15317



B      Timothy W. Weiss                Director                             None



       N. Dexter Williams              Senior Vice President                None

       P.O. Box 2200

       Danville, CA 94526



       Timothy J. Wilson               Regional Vice President              None
       113 Farmview Place
       Venetia, PA  15367



B      Laura Wimberly                  Vice President                       None



H      Marshall D. Wingo               Director, Senior Vice                None
                                       President



L      Robert L. Winston               Director, Senior Vice                None
                                       President



       Laurie B. Wood                  Regional Vice President              None

       3500 W. Camino de Urania
       Tucson, AZ 85741



       William R. Yost                 Regional Vice President              None
       9320 Overlook Trail
       Eden Prairie, MN  55347



       Janet M. Young                  Regional Vice President              None
       1616 Vermont
       Houston, TX  77006



       Scott D. Zambon                 Regional Vice President              None
       320 Robinson Drive
       Tustin Ranch, CA  92782


_______________________

L Business Address, 333 South Hope Street, Los Angeles, CA  90071
LW Business Address, 11100 Santa Monica Boulevard, CA  90025
B Business Address, 135 South State College Blvd., Brea, CA  92821
S Business Address, 8000 IH-10 West, Suite 1400, San Antonio, TX 78230
H  Business Address, 5300 Robin Hood Road, Norfolk, VA  23513
I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN  46240

 (c)  None.

Item 28. Location of Accounts and Records.

  Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, are maintained and held in the offices of its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, and/or 135 South State College Boulevard, Brea, California 92821, and/or the offices of the Registrant, One Market, Steuart Tower, Suite 1800, San Fracisco, CA 94105.

  Registrant's records covering shareholder accounts are maintained and kept by the fund's transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92821, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, 8000 IH-10, Suite 1400, San Antonio, Texas 78230 and 5300 Robin Hood Road, Norfolk, VA 23513.

  Registrant's records covering portfolio transactions are maintained and kept by the fund's custodian, The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, New York 10081.

Item 29. Management Services.

  None.

Item 30. Undertakings.

  None.

                            SIGNATURE OF REGISTRANT

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of San Francisco, and State of California on the 29th day of July, 1998.

      THE INCOME FUND OF AMERICA, INC.

      By /s/ Patrick F. Quan
       Patrick F. Quan, Secretary

ATTEST:

/s/ Jennifer L. Yardley
Jennifer L. Yardley

 Pursuant to the requirements of the Securities Act of 1933, this amendment to its registration statement has been signed below on July 29, 1998 by the following persons in the capacities indicated.

         Signature                                            Title



(1)      Principal Executive Officer:                         President and
                                                              Director
         /s/ Janet A. McKinley
         (Janet A. McKinley)

(2)      Principal Financial Officer and
         Principal Accounting Officer:                        Treasurer

         /s/ Mary C. Hall
         (Mary C. Hall)

(3)      Directors:

         Robert A. Fox*                                       Director
         Roberta L. Hazard*                                   Director
         Leonade D. Jones*                                    Director
         John G. McDonald*                                    Director

         /s/ James W. Ratzlaff                                Director
         (James W. Ratzlaff)

         Henry E. Riggs*                                      Director
         Walter P. Stern*                                     Chairman
         Patricia K. Woolf*                                   Director

*By /s/ Patrick F. Quan
 Patrick F. Quan, Attorney-in-Fact